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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05646
                                   ---------------------------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  40 William Street, Suite 100         Wellesley, Massachusetts         02481
--------------------------------------------------------------------------------
              (Address of principal executive offices)                (Zip code)

                            Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.  40 William Street, Suite 100   Wellesley, MA 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055
                                                    ----------------------------

Date of fiscal year end:        October 31, 2008
                           ---------------------------

Date of reporting period:       October 31, 2008
                           ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

================================================================================

                                 [LOGO OMITTED]

                                  NEW CENTURY
                                   PORTFOLIOS

                               NEW CENTURY CAPITAL
                              NEW CENTURY BALANCED
                            NEW CENTURY OPPORTUNISTIC
                            NEW CENTURY INTERNATIONAL
                       NEW CENTURY ALTERNATIVE STRATEGIES


                                  ANNUAL REPORT

                           YEAR ENDED OCTOBER 31, 2008


                40 WILLIAM STREET, SUITE 100, WELLESLEY MA 02481
              781-239-0445      888-639-0102      FAX 781-237-1635

================================================================================

CONTENTS
--------------------------------------------------------------------------------
PRESIDENT'S LETTER TO SHAREHOLDERS                                           1-2

PERFORMANCE CHARTS                                                           3-5

PORTFOLIO INFORMATION                                                       6-10

NEW CENTURY PORTFOLIOS

     Schedules of Investments                                              11-20

     Statements of Assets and Liabilities                                     21

     Statements of Operations                                                 22

     Statements of Changes in Net Assets                                   23-25

     Financial Highlights                                                  26-30

     Notes to Financial Statements                                         31-39

     Report of Independent Registered Public Accounting Firm                  40

     Board of Trustees and Officers                                        41-42

     Federal Tax Information                                                  42

     About Your Portfolio's Expenses                                       43-45

     Trustees Approval of Investment Advisory Agreements                   46-48

LETTER TO SHAREHOLDERS                                             DECEMBER 2008
================================================================================

Dear Fellow Shareholders:

I am pleased to present our 19th Annual Report.

Over the past twelve months, to say that risk and volatility have returned to the investment markets is a colossal understatement. What began as a growing concern over the valuation of mortgage pools and a drop in home prices, mushroomed into a liquidity crisis that all but removed the names of household financial organizations from our investment landscape. Our financial markets ceased working. To paraphrase an anonymous trader - "a healthy market balances fear and greed, right now, there is no greed in the market." Having lost confidence in capitalism, we turned to increasing government bailouts, guarantees, and stimulus programs.

The current financial crisis impacted all asset classes - equity, fixed income, alternative strategies, and even cash. The benefits that generally result from allocating a portfolio across a number of market caps, geographic locations, and asset styles disappeared.

It is normal to become overwhelmed by current market conditions and to abandon long-term investment strategies. However, it is precisely during these times that we should cling to a carefully-developed long-term investment plan.

As history has demonstrated, the current market, just like prior bear markets, will eventually recover. Perhaps the anonymous trader quoted above was actually recommending a long-term perspective that was suggested by the following quote from Warren Buffett - "Be fearful when others are greedy. Be greedy when others are fearful."

We may find that the rise in the U.S. Dollar and the dramatic reduction in energy costs will reduce the immediate threat of inflation. Also, proactive endeavors by U.S. and Global governments may limit the duration of the current recession and ensure that our market economy does not fail.

During the twelve-month period ended October 31, 2008, the U.S. equity markets, as measured by the S&P 500(R) Composite Index, declined 36.10%. During the same 12-month period, the international equity markets, which had previously outperformed the U.S. equity markets, declined 46.62%, as measured by the MSCI EAFE Index. The fixed income market, as measured by the Lehman Brothers Intermediate U.S. Government/Credit Index, actually gained 0.98% during the twelve-month period ended October 31, 2008. Investment grade corporate bonds and high yield bonds, however, declined in value as investors bid treasury bond prices to historic low yields.

During this past year of continued market volatility, the New Century Capital Portfolio implemented several shifts in its sector allocations. The Portfolio reduced the foreign, large-cap, and small-cap sectors, while increasing its cash position. The Portfolio also repositioned capital into several sectors which typically perform well during recessionary times, such as consumer staples and food products. The Portfolio also added investments in the biotech and pharmaceutical sectors. Nonetheless, the New Century Capital Portfolio declined 40.06%, as compared to the S&P 500(R) Composite Index which declined 36.10%, during the twelve-month period ended October 31, 2008.

Similar to New Century Capital, the New Century Balanced Portfolio reduced its allocation to the large-cap, small-cap and foreign sectors, while increasing its cash and its allocation to government bonds. The Portfolio also invested in the consumer staples, food, biotech and pharmaceutical sectors. Throughout the twelve month period, the Portfolio reduced its equity allocation to 44%. For the twelve-month period ended October 31, 2008, the New Century Balanced Portfolio declined 29.46% as compared to the S&P 500(R) Composite Index which declined 36.10% and the Lehman Brothers Intermediate U.S. Government/Credit Index which gained 0.98%.

The New Century Opportunistic Portfolio decreased its holdings in the large-cap and emerging markets sectors while increasing its allocation to cash. Positions in the energy, networking and global real estate sectors were reduced, while investments in the biotech, consumer staples, and pharmaceutical sectors were increased. The Portfolio also added a long position in the U.S. Dollar. During the twelve-month period ended October 31, 2008, the New Century Opportunistic Portfolio declined 37.74% while the NASDAQ Composite Index declined 39.31% and the Russell 3000 Growth Index declined 37.04%.

Over the last twelve months, the New Century International Portfolio reduced its allocation to China, India and Europe. The Portfolio added positions in the global infrastructure and global materials sectors. The Portfolio also increased its cash position and added a long position in the U.S. Dollar. The New Century International Portfolio declined 47.52% over the twelve-month period ended October 31, 2008. The international equity markets, as measured by the MSCI EAFE Index, declined 46.62% during the same time period.

The New Century Alternative Strategies Portfolio maintained diversified positions in ten investment strategies, reducing its exposure to the natural resources category while increasing its exposure to the asset allocation strategies. The high-yield category was expanded to include other fixed income strategies such as municipal bond funds and foreign bond funds. The New Century Alternative Strategies Portfolio declined 23.44% for the twelve-month period ended October 31, 2008, as compared to the S&P 500(R) Composite Index which declined 36.10% and the Lehman Brothers Intermediate U.S. Government/Credit Index which gained 0.98% during the same time period.

Future performance is always unpredictable. At times like these, the future can be terrifying. However, we remain confident in the long-term viability of the U.S. and the global economies. We are also confident that New Century's investment philosophy - diversification, risk assessment and long-term focus - will enhance risk-adjusted returns.

New Century is committed to its shareholders and appreciates your selection of New Century as part of your long-term investment strategy.

Sincerely,

/s/ Wayne M. Grzecki

Wayne M. Grzecki
President

PERFORMANCE CHARTS (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
     IN THE NEW CENTURY CAPITAL PORTFOLIO AND THE S&P 500(R) COMPOSITE INDEX

                              [LINE GRAPH OMITTED]

               New Century Capital
                    Portfolio               S&P 500(R) Composite Index
           --------------------------       --------------------------
           Date                Value        Date                Value
           --------------------------       --------------------------
           10/31/1998         $10,000       10/31/1998         $10,000
           11/30/1998          10,580       11/30/1998          10,606
           12/31/1998          11,413       12/31/1998          11,217
           1/31/1999           11,953       1/31/1999           11,686
           2/28/1999           11,506       2/28/1999           11,322
           3/31/1999           12,107       3/31/1999           11,775
           4/30/1999           12,431       4/30/1999           12,231
           5/31/1999           12,053       5/31/1999           11,942
           6/30/1999           12,648       6/30/1999           12,605
           7/31/1999           12,285       7/31/1999           12,212
           8/31/1999           12,239       8/31/1999           12,152
           9/30/1999           12,138       9/30/1999           11,819
           10/31/1999          12,894       10/31/1999          12,567
           11/30/1999          13,759       11/30/1999          12,822
           12/31/1999          15,376       12/31/1999          13,577
           1/31/2000           14,949       1/31/2000           12,896
           2/29/2000           16,507       2/29/2000           12,652
           3/31/2000           16,680       3/31/2000           13,890
           4/30/2000           15,441       4/30/2000           13,471
           5/31/2000           14,597       5/31/2000           13,195
           6/30/2000           15,515       6/30/2000           13,521
           7/31/2000           15,122       7/31/2000           13,310
           8/31/2000           16,360       8/31/2000           14,137
           9/30/2000           15,425       9/30/2000           13,390
           10/31/2000          14,818       10/31/2000          13,334
           11/30/2000          13,194       11/30/2000          12,283
           12/31/2000          13,450       12/31/2000          12,344
           1/31/2001           13,996       1/31/2001           12,782
           2/28/2001           12,547       2/28/2001           11,616
           3/31/2001           11,813       3/31/2001           10,880
           4/30/2001           12,752       4/30/2001           11,725
           5/31/2001           12,833       5/31/2001           11,804
           6/30/2001           12,600       6/30/2001           11,517
           7/31/2001           12,314       7/31/2001           11,404
           8/31/2001           11,715       8/31/2001           10,690
           9/30/2001           10,401       9/30/2001            9,826
           10/31/2001          10,705       10/31/2001          10,014
           11/30/2001          11,438       11/30/2001          10,782
           12/31/2001          11,653       12/31/2001          10,877
           1/31/2002           11,456       1/31/2002           10,718
           2/28/2002           11,232       2/28/2002           10,511
           3/31/2002           11,831       3/31/2002           10,906
           4/30/2002           11,438       4/30/2002           10,246
           5/31/2002           11,223       5/31/2002           10,170
           6/30/2002           10,427       6/30/2002            9,446
           7/31/2002            9,390       7/31/2002            8,709
           8/31/2002            9,426       8/31/2002            8,766
           9/30/2002            8,523       9/30/2002            7,813
           10/31/2002           9,023       10/31/2002           8,501
           11/30/2002           9,497       11/30/2002           9,001
           12/31/2002           8,979       12/31/2002           8,472
           1/31/2003            8,710       1/31/2003            8,250
           2/28/2003            8,549       2/28/2003            8,127
           3/31/2003            8,621       3/31/2003            8,206
           4/30/2003            9,283       4/30/2003            8,882
           5/31/2003            9,819       5/31/2003            9,349
           6/30/2003            9,936       6/30/2003            9,469
           7/31/2003           10,213       7/31/2003            9,636
           8/31/2003           10,508       8/31/2003            9,824
           9/30/2003           10,365       9/30/2003            9,719
           10/31/2003          11,053       10/31/2003          10,268
           11/30/2003          11,223       11/30/2003          10,358
           12/31/2003          11,617       12/31/2003          10,901
           1/31/2004           11,903       1/31/2004           11,101
           2/29/2004           12,100       2/29/2004           11,255
           3/31/2004           12,019       3/31/2004           11,086
           4/30/2004           11,670       4/30/2004           10,912
           5/31/2004           11,787       5/31/2004           11,061
           6/30/2004           12,073       6/30/2004           11,277
           7/31/2004           11,411       7/31/2004           10,903
           8/31/2004           11,375       8/31/2004           10,947
           9/30/2004           11,769       9/30/2004           11,066
           10/31/2004          11,966       10/31/2004          11,235
           11/30/2004          12,654       11/30/2004          11,690
           12/31/2004          13,101       12/31/2004          12,087
           1/31/2005           12,744       1/31/2005           11,793
           2/28/2005           13,083       2/28/2005           12,041
           3/31/2005           12,779       3/31/2005           11,828
           4/30/2005           12,305       4/30/2005           11,603
           5/31/2005           12,815       5/31/2005           11,972
           6/30/2005           13,083       6/30/2005           11,989
           7/31/2005           13,691       7/31/2005           12,435
           8/31/2005           13,638       8/31/2005           12,321
           9/30/2005           13,861       9/30/2005           12,421
           10/31/2005          13,450       10/31/2005          12,214
           11/30/2005          13,969       11/30/2005          12,676
           12/31/2005          14,112       12/31/2005          12,679
           1/31/2006           14,952       1/31/2006           13,015
           2/28/2006           14,774       2/28/2006           13,050
           3/31/2006           15,176       3/31/2006           13,212
           4/30/2006           15,435       4/30/2006           13,389
           5/31/2006           14,702       5/31/2006           13,004
           6/30/2006           14,666       6/30/2006           13,022
           7/31/2006           14,461       7/31/2006           13,103
           8/31/2006           14,657       8/31/2006           13,415
           9/30/2006           14,836       9/30/2006           13,761
           10/31/2006          15,409       10/31/2006          14,209
           11/30/2006          15,891       11/30/2006          14,479
           12/31/2006          16,017       12/31/2006          14,682
           1/31/2007           16,312       1/31/2007           14,904
           2/28/2007           16,142       2/28/2007           14,611
           3/31/2007           16,401       3/31/2007           14,775
           4/30/2007           16,982       4/30/2007           15,430
           5/31/2007           17,635       5/31/2007           15,968
           6/30/2007           17,474       6/30/2007           15,703
           7/31/2007           16,974       7/31/2007           15,216
           8/31/2007           17,045       8/31/2007           15,445
           9/30/2007           17,823       9/30/2007           16,022
           10/31/2007          18,494       10/31/2007          16,280
           11/30/2007          17,591       11/30/2007          15,599
           12/31/2007          17,513       12/31/2007          15,491
           1/31/2008           16,278       1/31/2008           14,562
           2/29/2008           16,005       2/29/2008           14,089
           3/31/2008           15,741       3/31/2008           14,028
           4/30/2008           16,693       4/30/2008           14,711
           5/31/2008           17,136       5/31/2008           14,902
           6/30/2008           15,958       6/30/2008           13,646
           7/31/2008           15,392       7/31/2008           13,532
           8/31/2008           15,301       8/31/2008           13,728
           9/30/2008           13,507       9/30/2008           12,505
           10/31/2008          11,085       10/31/2008          10,403

Past performance is not predictive of future performance.

                  --------------------------------------------
                         NEW CENTURY CAPITAL PORTFOLIO
                        AVERAGE ANNUAL TOTAL RETURNS(a)

                          1 YEAR   5 YEARS   10 YEARS

                          -40.06%    0.06%     1.03%
                  --------------------------------------------


           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
     IN THE NEW CENTURY BALANCED PORTFOLIO, S&P 500(R) COMPOSITE INDEX AND
           LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX

                              [LINE GRAPH OMITTED]

                                                          Lehman Brothers
                             New Century Balanced         Intermediate U.S.
S&P 500(R) Composite Index         Portfolio           Government/Credit Index
--------------------------  -----------------------    ------------------------
Date             Value      Date            Value      Date             Value
------------------------    -----------------------    ------------------------
10/31/1998      $10,000     10/31/1998     $10,000     10/31/1998      $10,000
11/30/1998       10,606     11/30/1998      10,413     11/30/1998        9,999
12/31/1998       11,217     12/31/1998      10,859     12/31/1998       10,039
1/31/1999        11,686     1/31/1999       11,114     1/31/1999        10,094
2/28/1999        11,322     2/28/1999       10,808     2/28/1999         9,946
3/31/1999        11,775     3/31/1999       11,140     3/31/1999        10,020
4/30/1999        12,231     4/30/1999       11,395     4/30/1999        10,051
5/31/1999        11,942     5/31/1999       11,148     5/31/1999         9,974
6/30/1999        12,605     6/30/1999       11,473     6/30/1999         9,981
7/31/1999        12,212     7/31/1999       11,293     7/31/1999         9,972
8/31/1999        12,152     8/31/1999       11,208     8/31/1999         9,980
9/30/1999        11,819     9/30/1999       11,131     9/30/1999        10,073
10/31/1999       12,567     10/31/1999      11,526     10/31/1999       10,099
11/30/1999       12,822     11/30/1999      11,998     11/30/1999       10,111
12/31/1999       13,577     12/31/1999      12,850     12/31/1999       10,078
1/31/2000        12,896     1/31/2000       12,582     1/31/2000        10,041
2/29/2000        12,652     2/29/2000       13,377     2/29/2000        10,123
3/31/2000        13,890     3/31/2000       13,571     3/31/2000        10,228
4/30/2000        13,471     4/30/2000       12,895     4/30/2000        10,205
5/31/2000        13,195     5/31/2000       12,442     5/31/2000        10,221
6/30/2000        13,521     6/30/2000       12,979     6/30/2000        10,401
7/31/2000        13,310     7/31/2000       12,793     7/31/2000        10,480
8/31/2000        14,137     8/31/2000       13,471     8/31/2000        10,604
9/30/2000        13,390     9/30/2000       12,979     9/30/2000        10,700
10/31/2000       13,334     10/31/2000      12,708     10/31/2000       10,749
11/30/2000       12,283     11/30/2000      12,000     11/30/2000       10,895
12/31/2000       12,344     12/31/2000      12,246     12/31/2000       11,096
1/31/2001        12,782     1/31/2001       12,583     1/31/2001        11,278
2/28/2001        11,616     2/28/2001       11,999     2/28/2001        11,384
3/31/2001        10,880     3/31/2001       11,741     3/31/2001        11,472
4/30/2001        11,725     4/30/2001       12,098     4/30/2001        11,442
5/31/2001        11,804     5/31/2001       12,147     5/31/2001        11,506
6/30/2001        11,517     6/30/2001       12,029     6/30/2001        11,548
7/31/2001        11,404     7/31/2001       11,979     7/31/2001        11,789
8/31/2001        10,690     8/31/2001       11,731     8/31/2001        11,906
9/30/2001         9,826     9/30/2001       10,987     9/30/2001        12,080
10/31/2001       10,014     10/31/2001      11,275     10/31/2001       12,281
11/30/2001       10,782     11/30/2001      11,633     11/30/2001       12,158
12/31/2001       10,877     12/31/2001      11,706     12/31/2001       12,091
1/31/2002        10,718     1/31/2002       11,616     1/31/2002        12,154
2/28/2002        10,511     2/28/2002       11,456     2/28/2002        12,250
3/31/2002        10,906     3/31/2002       11,836     3/31/2002        12,064
4/30/2002        10,246     4/30/2002       11,656     4/30/2002        12,263
5/31/2002        10,170     5/31/2002       11,516     5/31/2002        12,386
6/30/2002         9,446     6/30/2002       10,946     6/30/2002        12,492
7/31/2002         8,709     7/31/2002       10,174     7/31/2002        12,639
8/31/2002         8,766     8/31/2002       10,224     8/31/2002        12,828
9/30/2002         7,813     9/30/2002        9,683     9/30/2002        13,057
10/31/2002        8,501     10/31/2002       9,913     10/31/2002       13,006
11/30/2002        9,001     11/30/2002      10,294     11/30/2002       12,995
12/31/2002        8,472     12/31/2002      10,057     12/31/2002       13,278
1/31/2003         8,250     1/31/2003        9,894     1/31/2003        13,277
2/28/2003         8,127     2/28/2003        9,823     2/28/2003        13,464
3/31/2003         8,206     3/31/2003        9,884     3/31/2003        13,477
4/30/2003         8,882     4/30/2003       10,413     4/30/2003        13,580
5/31/2003         9,349     5/31/2003       10,851     5/31/2003        13,853
6/30/2003         9,469     6/30/2003       10,963     6/30/2003        13,843
7/31/2003         9,636     7/31/2003       11,075     7/31/2003        13,467
8/31/2003         9,824     8/31/2003       11,300     8/31/2003        13,499
9/30/2003         9,719     9/30/2003       11,280     9/30/2003        13,840
10/31/2003       10,268     10/31/2003      11,781     10/31/2003       13,710
11/30/2003       10,358     11/30/2003      11,965     11/30/2003       13,729
12/31/2003       10,901     12/31/2003      12,364     12/31/2003       13,849
1/31/2004        11,101     1/31/2004       12,621     1/31/2004        13,940
2/29/2004        11,255     2/29/2004       12,766     2/29/2004        14,083
3/31/2004        11,086     3/31/2004       12,725     3/31/2004        14,192
4/30/2004        10,912     4/30/2004       12,405     4/30/2004        13,856
5/31/2004        11,061     5/31/2004       12,425     5/31/2004        13,794
6/30/2004        11,277     6/30/2004       12,673     6/30/2004        13,835
7/31/2004        10,903     7/31/2004       12,229     7/31/2004        13,951
8/31/2004        10,947     8/31/2004       12,229     8/31/2004        14,184
9/30/2004        11,066     9/30/2004       12,498     9/30/2004        14,208
10/31/2004       11,235     10/31/2004      12,694     10/31/2004       14,304
11/30/2004       11,690     11/30/2004      13,230     11/30/2004       14,173
12/31/2004       12,087     12/31/2004      13,575     12/31/2004       14,270
1/31/2005        11,793     1/31/2005       13,314     1/31/2005        14,297
2/28/2005        12,041     2/28/2005       13,575     2/28/2005        14,218
3/31/2005        11,828     3/31/2005       13,334     3/31/2005        14,144
4/30/2005        11,603     4/30/2005       13,042     4/30/2005        14,306
5/31/2005        11,972     5/31/2005       13,397     5/31/2005        14,434
6/30/2005        11,989     6/30/2005       13,627     6/30/2005        14,495
7/31/2005        12,435     7/31/2005       14,036     7/31/2005        14,375
8/31/2005        12,321     8/31/2005       14,036     8/31/2005        14,543
9/30/2005        12,421     9/30/2005       14,109     9/30/2005        14,419
10/31/2005       12,214     10/31/2005      13,774     10/31/2005       14,340
11/30/2005       12,676     11/30/2005      14,109     11/30/2005       14,403
12/31/2005       12,679     12/31/2005      14,245     12/31/2005       14,494
1/31/2006        13,015     1/31/2006       14,777     1/31/2006        14,492
2/28/2006        13,050     2/28/2006       14,723     2/28/2006        14,502
3/31/2006        13,212     3/31/2006       14,957     3/31/2006        14,439
4/30/2006        13,389     4/30/2006       15,138     4/30/2006        14,446
5/31/2006        13,004     5/31/2006       14,723     5/31/2006        14,447
6/30/2006        13,022     6/30/2006       14,692     6/30/2006        14,469
7/31/2006        13,103     7/31/2006       14,670     7/31/2006        14,631
8/31/2006        13,415     8/31/2006       14,872     8/31/2006        14,814
9/30/2006        13,761     9/30/2006       15,042     9/30/2006        14,931
10/31/2006       14,209     10/31/2006      15,478     10/31/2006       15,010
11/30/2006       14,479     11/30/2006      15,849     11/30/2006       15,147
12/31/2006       14,682     12/31/2006      15,972     12/31/2006       15,085
1/31/2007        14,904     1/31/2007       16,176     1/31/2007        15,091
2/28/2007        14,611     2/28/2007       16,154     2/28/2007        15,299
3/31/2007        14,775     3/31/2007       16,327     3/31/2007        15,325
4/30/2007        15,430     4/30/2007       16,800     4/30/2007        15,398
5/31/2007        15,968     5/31/2007       17,198     5/31/2007        15,300
6/30/2007        15,703     6/30/2007       16,940     6/30/2007        15,303
7/31/2007        15,216     7/31/2007       16,488     7/31/2007        15,448
8/31/2007        15,445     8/31/2007       16,531     8/31/2007        15,635
9/30/2007        16,022     9/30/2007       16,983     9/30/2007        15,743
10/31/2007       16,280     10/31/2007      17,348     10/31/2007       15,858
11/30/2007       15,599     11/30/2007      16,886     11/30/2007       16,159
12/31/2007       15,491     12/31/2007      16,835     12/31/2007       16,201
1/31/2008        14,562     1/31/2008       16,150     1/31/2008        16,546
2/29/2008        14,089     2/29/2008       16,022     2/29/2008        16,690
3/31/2008        14,028     3/31/2008       15,859     3/31/2008        16,689
4/30/2008        14,711     4/30/2008       16,486     4/30/2008        16,565
5/31/2008        14,902     5/31/2008       16,672     5/31/2008        16,433
6/30/2008        13,646     6/30/2008       15,883     6/30/2008        16,434
7/31/2008        13,532     7/31/2008       15,488     7/31/2008        16,466
8/31/2008        13,728     8/31/2008       15,453     8/31/2008        16,584
9/30/2008        12,505     9/30/2008       14,118     9/30/2008        16,239
10/31/2008       10,403     10/31/2008      12,237     10/31/2008       16,017

Past performance is not predictive of future performance.

                  --------------------------------------------
                         NEW CENTURY BALANCED PORTFOLIO
                        AVERAGE ANNUAL TOTAL RETURNS(a)

                          1 YEAR   5 YEARS   10 YEARS

                          -29.46%   0.76%      2.04%
                  --------------------------------------------

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
   IN THE NEW CENTURY OPPORTUNISTIC PORTFOLIO AND THE NASDAQ COMPOSITE INDEX

                              [LINE GRAPH OMITTED]

            New Century Opportunistic
                    Portfolio                 NASDAQ Composite Index
           --------------------------       --------------------------
           Date                Value        Date                Value
           --------------------------       --------------------------
           11/1/2000          $10,000       11/1/2000          $10,000
           11/30/2000           9,040       11/30/2000           7,710
           12/31/2000           9,310       12/31/2000           7,332
           1/31/2001            9,480       1/31/2001            8,229
           2/28/2001            8,410       2/28/2001            6,386
           3/31/2001            7,930       3/31/2001            5,462
           4/30/2001            8,770       4/30/2001            6,281
           5/31/2001            8,790       5/31/2001            6,264
           6/30/2001            8,820       6/30/2001            6,412
           7/31/2001            8,440       7/31/2001            6,017
           8/31/2001            7,990       8/31/2001            5,359
           9/30/2001            6,980       9/30/2001            4,449
           10/31/2001           7,370       10/31/2001           5,017
           11/30/2001           8,010       11/30/2001           5,730
           12/31/2001           7,930       12/31/2001           5,789
           1/31/2002            7,690       1/31/2002            5,741
           2/28/2002            7,220       2/28/2002            5,140
           3/31/2002            7,690       3/31/2002            5,478
           4/30/2002            7,260       4/30/2002            5,012
           5/31/2002            6,960       5/31/2002            4,797
           6/30/2002            6,400       6/30/2002            4,344
           7/31/2002            5,660       7/31/2002            3,943
           8/31/2002            5,640       8/31/2002            3,903
           9/30/2002            5,110       9/30/2002            3,480
           10/31/2002           5,470       10/31/2002           3,948
           11/30/2002           5,820       11/30/2002           4,390
           12/31/2002           5,420       12/31/2002           3,965
           1/31/2003            5,300       1/31/2003            3,921
           2/28/2003            5,220       2/28/2003            3,971
           3/31/2003            5,280       3/31/2003            3,982
           4/30/2003            5,710       4/30/2003            4,347
           5/31/2003            6,180       5/31/2003            4,738
           6/30/2003            6,240       6/30/2003            4,817
           7/31/2003            6,510       7/31/2003            5,151
           8/31/2003            6,660       8/31/2003            5,375
           9/30/2003            6,540       9/30/2003            5,305
           10/31/2003           6,950       10/31/2003           5,736
           11/30/2003           7,080       11/30/2003           5,820
           12/31/2003           7,240       12/31/2003           5,948
           1/31/2004            7,600       1/31/2004            6,134
           2/29/2004            7,650       2/29/2004            6,026
           3/31/2004            7,480       3/31/2004            5,920
           4/30/2004            7,130       4/30/2004            5,701
           5/31/2004            7,260       5/31/2004            5,898
           6/30/2004            7,400       6/30/2004            6,080
           7/31/2004            6,950       7/31/2004            5,604
           8/31/2004            6,860       8/31/2004            5,457
           9/30/2004            7,210       9/30/2004            5,632
           10/31/2004           7,300       10/31/2004           5,864
           11/30/2004           7,810       11/30/2004           6,226
           12/31/2004           7,970       12/31/2004           6,459
           1/31/2005            7,800       1/31/2005            6,123
           2/28/2005            8,240       2/28/2005            6,091
           3/31/2005            8,010       3/31/2005            5,936
           4/30/2005            7,660       4/30/2005            5,705
           5/31/2005            8,040       5/31/2005            6,141
           6/30/2005            8,290       6/30/2005            6,107
           7/31/2005            8,790       7/31/2005            6,487
           8/31/2005            8,890       8/31/2005            6,390
           9/30/2005            9,170       9/30/2005            6,389
           10/31/2005           8,720       10/31/2005           6,295
           11/30/2005           9,080       11/30/2005           6,630
           12/31/2005           9,150       12/31/2005           6,548
           1/31/2006            9,840       1/31/2006            6,847
           2/28/2006            9,610       2/28/2006            6,774
           3/31/2006            9,820       3/31/2006            6,948
           4/30/2006            9,860       4/30/2006            6,896
           5/31/2006            9,230       5/31/2006            6,469
           6/30/2006            9,150       6/30/2006            6,449
           7/31/2006            8,950       7/31/2006            6,210
           8/31/2006            9,060       8/31/2006            6,484
           9/30/2006            9,090       9/30/2006            6,706
           10/31/2006           9,450       10/31/2006           7,027
           11/30/2006           9,830       11/30/2006           7,220
           12/31/2006           9,850       12/31/2006           7,171
           1/31/2007           10,000       1/31/2007            7,315
           2/28/2007            9,870       2/28/2007            7,173
           3/31/2007           10,020       3/31/2007            7,190
           4/30/2007           10,430       4/30/2007            7,497
           5/31/2007           10,900       5/31/2007            7,733
           6/30/2007           10,860       6/30/2007            7,729
           7/31/2007           10,730       7/31/2007            7,560
           8/31/2007           10,760       8/31/2007            7,709
           9/30/2007           11,330       9/30/2007            8,021
           10/31/2007          11,780       10/31/2007           8,488
           11/30/2007          11,150       11/30/2007           7,900
           12/31/2007          11,313       12/31/2007           7,874
           1/31/2008           10,339       1/31/2008            7,095
           2/29/2008           10,412       2/29/2008            6,744
           3/31/2008           10,194       3/31/2008            6,767
           4/30/2008           10,857       4/30/2008            7,164
           5/31/2008           11,282       5/31/2008            7,490
           6/30/2008           10,691       6/30/2008            6,809
           7/31/2008           10,101       7/31/2008            6,905
           8/31/2008           10,039       8/31/2008            7,030
           9/30/2008            8,795       9/30/2008            6,209
           10/31/2008           7,335       10/31/2008           5,108

Past performance is not predictive of future performance.

                  --------------------------------------------
                      NEW CENTURY OPPORTUNISTIC PORTFOLIO
                        AVERAGE ANNUAL TOTAL RETURNS(a)

                                               SINCE
                          1 YEAR   5 YEARS   INCEPTION*

                          -37.74%   1.08%      -3.80%
                  --------------------------------------------


           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
       IN THE NEW CENTURY INTERNATIONAL PORTFOLIO AND THE MSCI EAFE INDEX

                              [LINE GRAPH OMITTED]

           New Century International
                    Portfolio                     MSCI EAFE Index
           --------------------------       --------------------------
           Date                Value        Date                Value
           --------------------------       --------------------------
           11/1/2000          $10,000       11/1/2000          $10,000
           11/30/2000           9,460       11/30/2000           9,620
           12/31/2000           9,540       12/31/2000           9,957
           1/31/2001            9,570       1/31/2001            9,952
           2/28/2001            9,020       2/28/2001            9,205
           3/31/2001            8,320       3/31/2001            8,591
           4/30/2001            8,840       4/30/2001            9,188
           5/31/2001            8,710       5/31/2001            8,864
           6/30/2001            8,520       6/30/2001            8,502
           7/31/2001            8,300       7/31/2001            8,347
           8/31/2001            8,220       8/31/2001            8,136
           9/30/2001            7,170       9/30/2001            7,312
           10/31/2001           7,410       10/31/2001           7,499
           11/30/2001           7,640       11/30/2001           7,775
           12/31/2001           7,795       12/31/2001           7,821
           1/31/2002            7,675       1/31/2002            7,406
           2/28/2002            7,765       2/28/2002            7,458
           3/31/2002            8,206       3/31/2002            7,897
           4/30/2002            8,256       4/30/2002            7,913
           5/31/2002            8,326       5/31/2002            8,013
           6/30/2002            7,865       6/30/2002            7,694
           7/31/2002            7,094       7/31/2002            6,935
           8/31/2002            7,044       8/31/2002            6,919
           9/30/2002            6,282       9/30/2002            6,176
           10/31/2002           6,533       10/31/2002           6,508
           11/30/2002           6,893       11/30/2002           6,803
           12/31/2002           6,653       12/31/2002           6,574
           1/31/2003            6,573       1/31/2003            6,300
           2/28/2003            6,432       2/28/2003            6,155
           3/31/2003            6,292       3/31/2003            6,035
           4/30/2003            6,923       4/30/2003            6,626
           5/31/2003            7,414       5/31/2003            7,028
           6/30/2003            7,585       6/30/2003            7,198
           7/31/2003            7,695       7/31/2003            7,372
           8/31/2003            7,975       8/31/2003            7,550
           9/30/2003            8,106       9/30/2003            7,782
           10/31/2003           8,697       10/31/2003           8,267
           11/30/2003           8,797       11/30/2003           8,450
           12/31/2003           9,468       12/31/2003           9,110
           1/31/2004            9,578       1/31/2004            9,239
           2/29/2004            9,809       2/29/2004            9,452
           3/31/2004            9,929       3/31/2004            9,505
           4/30/2004            9,458       4/30/2004            9,290
           5/31/2004            9,408       5/31/2004            9,310
           6/30/2004            9,739       6/30/2004            9,526
           7/31/2004            9,338       7/31/2004            9,216
           8/31/2004            9,418       8/31/2004            9,257
           9/30/2004            9,759       9/30/2004            9,499
           10/31/2004          10,089       10/31/2004           9,822
           11/30/2004          10,831       11/30/2004          10,493
           12/31/2004          11,307       12/31/2004          10,954
           1/31/2005           11,163       1/31/2005           10,753
           2/28/2005           11,801       2/28/2005           11,218
           3/31/2005           11,369       3/31/2005           10,936
           4/30/2005           11,111       4/30/2005           10,679
           5/31/2005           11,214       5/31/2005           10,685
           6/30/2005           11,544       6/30/2005           10,827
           7/31/2005           12,069       7/31/2005           11,159
           8/31/2005           12,439       8/31/2005           11,442
           9/30/2005           13,037       9/30/2005           11,951
           10/31/2005          12,481       10/31/2005          11,602
           11/30/2005          12,913       11/30/2005          11,886
           12/31/2005          13,577       12/31/2005          12,439
           1/31/2006           14,730       1/31/2006           13,202
           2/28/2006           14,460       2/28/2006           13,173
           3/31/2006           14,938       3/31/2006           13,608
           4/30/2006           15,676       4/30/2006           14,259
           5/31/2006           14,471       5/31/2006           13,705
           6/30/2006           14,346       6/30/2006           13,704
           7/31/2006           14,429       7/31/2006           13,840
           8/31/2006           14,845       8/31/2006           14,220
           9/30/2006           14,917       9/30/2006           14,242
           10/31/2006          15,645       10/31/2006          14,796
           11/30/2006          16,320       11/30/2006          15,238
           12/31/2006          17,016       12/31/2006          15,716
           1/31/2007           17,081       1/31/2007           15,823
           2/28/2007           16,886       2/28/2007           15,952
           3/31/2007           17,502       3/31/2007           16,358
           4/30/2007           18,248       4/30/2007           17,085
           5/31/2007           19,059       5/31/2007           17,384
           6/30/2007           19,167       6/30/2007           17,404
           7/31/2007           18,973       7/31/2007           17,149
           8/31/2007           18,756       8/31/2007           16,881
           9/30/2007           20,183       9/30/2007           17,784
           10/31/2007          21,686       10/31/2007          18,483
           11/30/2007          20,335       11/30/2007          17,875
           12/31/2007          20,098       12/31/2007          17,473
           1/31/2008           18,348       1/31/2008           15,858
           2/29/2008           18,551       2/29/2008           16,085
           3/31/2008           18,156       3/31/2008           15,916
           4/30/2008           19,330       4/30/2008           16,780
           5/31/2008           19,714       5/31/2008           16,943
           6/30/2008           17,952       6/30/2008           15,557
           7/31/2008           17,151       7/31/2008           15,058
           8/31/2008           16,417       8/31/2008           14,448
           9/30/2008           14,215       9/30/2008           12,359
           10/31/2008          11,381       10/31/2008           9,865

Past performance is not predictive of future performance.

                  --------------------------------------------
                      NEW CENTURY INTERNATIONAL PORTFOLIO
                        AVERAGE ANNUAL TOTAL RETURNS(a)

                                              SINCE
                         1 YEAR   5 YEARS   INCEPTION*

                        -47.52%    5.53%      1.63%
                  --------------------------------------------

*     Initial public offering of shares was November 1, 2000.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
IN THE NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO, S&P 500(R) COMPOSITE INDEX
         AND LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX

                              [LINE GRAPH OMITTED]

                                                           Lehman Brothers
                            New Century Alternative       Intermediate U.S.
S&P 500(R) Composite Index   Strategies Portfolio      Government/Credit Index
--------------------------  ----------------------     -----------------------
Date             Value      Date            Value      Date             Value
-----------------------     ----------------------     -----------------------
5/1/2002        $10,000     5/1/2002       $10,000     5/1/2002        $10,000
5/31/2002         9,926     5/31/2002       10,000     5/31/2002        10,100
6/30/2002         9,219     6/30/2002        9,720     6/30/2002        10,187
7/31/2002         8,500     7/31/2002        9,290     7/31/2002        10,307
8/31/2002         8,556     8/31/2002        9,340     8/31/2002        10,461
9/30/2002         7,626     9/30/2002        9,110     9/30/2002        10,648
10/31/2002        8,297     10/31/2002       9,120     10/31/2002       10,606
11/30/2002        8,786     11/30/2002       9,330     11/30/2002       10,597
12/31/2002        8,269     12/31/2002       9,325     12/31/2002       10,828
1/31/2003         8,053     1/31/2003        9,285     1/31/2003        10,827
2/28/2003         7,932     2/28/2003        9,264     2/28/2003        10,979
3/31/2003         8,009     3/31/2003        9,295     3/31/2003        10,990
4/30/2003         8,669     4/30/2003        9,618     4/30/2003        11,074
5/31/2003         9,125     5/31/2003        9,982     5/31/2003        11,296
6/30/2003         9,242     6/30/2003       10,083     6/30/2003        11,289
7/31/2003         9,405     7/31/2003       10,194     7/31/2003        10,982
8/31/2003         9,588     8/31/2003       10,376     8/31/2003        11,008
9/30/2003         9,486     9/30/2003       10,477     9/30/2003        11,286
10/31/2003        9,935     10/31/2003      10,780     10/31/2003       11,180
11/30/2003       10,022     11/30/2003      11,002     11/30/2003       11,196
12/31/2003       10,548     12/31/2003      11,270     12/31/2003       11,293
1/31/2004        10,741     1/31/2004       11,383     1/31/2004        11,368
2/29/2004        10,891     2/29/2004       11,557     2/29/2004        11,484
3/31/2004        10,726     3/31/2004       11,629     3/31/2004        11,573
4/30/2004        10,558     4/30/2004       11,260     4/30/2004        11,299
5/31/2004        10,703     5/31/2004       11,342     5/31/2004        11,248
6/30/2004        10,911     6/30/2004       11,455     6/30/2004        11,282
7/31/2004        10,550     7/31/2004       11,342     7/31/2004        11,377
8/31/2004        10,593     8/31/2004       11,414     8/31/2004        11,567
9/30/2004        10,707     9/30/2004       11,639     9/30/2004        11,586
10/31/2004       10,871     10/31/2004      11,762     10/31/2004       11,664
11/30/2004       11,311     11/30/2004      12,111     11/30/2004       11,558
12/31/2004       11,696     12/31/2004      12,290     12/31/2004       11,637
1/31/2005        11,411     1/31/2005       12,119     1/31/2005        11,659
2/28/2005        11,651     2/28/2005       12,429     2/28/2005        11,595
3/31/2005        11,444     3/31/2005       12,322     3/31/2005        11,534
4/30/2005        11,227     4/30/2005       12,130     4/30/2005        11,666
5/31/2005        11,584     5/31/2005       12,290     5/31/2005        11,771
6/30/2005        11,600     6/30/2005       12,482     6/30/2005        11,820
7/31/2005        12,032     7/31/2005       12,793     7/31/2005        11,722
8/31/2005        11,922     8/31/2005       12,889     8/31/2005        11,859
9/30/2005        12,019     9/30/2005       13,114     9/30/2005        11,758
10/31/2005       11,818     10/31/2005      12,836     10/31/2005       11,694
11/30/2005       12,265     11/30/2005      12,996     11/30/2005       11,745
12/31/2005       12,268     12/31/2005      13,189     12/31/2005       11,819
1/31/2006        12,594     1/31/2006       13,632     1/31/2006        11,817
2/28/2006        12,628     2/28/2006       13,587     2/28/2006        11,825
3/31/2006        12,784     3/31/2006       13,798     3/31/2006        11,773
4/30/2006        12,955     4/30/2006       14,030     4/30/2006        11,779
5/31/2006        12,582     5/31/2006       13,831     5/31/2006        11,780
6/30/2006        12,600     6/30/2006       13,875     6/30/2006        11,798
7/31/2006        12,678     7/31/2006       13,986     7/31/2006        11,930
8/31/2006        12,980     8/31/2006       14,107     8/31/2006        12,079
9/30/2006        13,315     9/30/2006       14,096     9/30/2006        12,174
10/31/2006       13,749     10/31/2006      14,417     10/31/2006       12,239
11/30/2006       14,010     11/30/2006      14,705     11/30/2006       12,350
12/31/2006       14,206     12/31/2006      14,779     12/31/2006       12,300
1/31/2007        14,421     1/31/2007       14,965     1/31/2007        12,305
2/28/2007        14,138     2/28/2007       14,988     2/28/2007        12,474
3/31/2007        14,296     3/31/2007       15,139     3/31/2007        12,496
4/30/2007        14,930     4/30/2007       15,406     4/30/2007        12,556
5/31/2007        15,451     5/31/2007       15,684     5/31/2007        12,475
6/30/2007        15,194     6/30/2007       15,568     6/30/2007        12,478
7/31/2007        14,723     7/31/2007       15,336     7/31/2007        12,596
8/31/2007        14,944     8/31/2007       15,371     8/31/2007        12,749
9/30/2007        15,503     9/30/2007       15,812     9/30/2007        12,837
10/31/2007       15,752     10/31/2007      16,160     10/31/2007       12,930
11/30/2007       15,094     11/30/2007      15,789     11/30/2007       13,176
12/31/2007       14,989     12/31/2007      15,789     12/31/2007       13,210
1/31/2008        14,090     1/31/2008       15,447     1/31/2008        13,492
2/29/2008        13,632     2/29/2008       15,618     2/29/2008        13,609
3/31/2008        13,573     3/31/2008       15,374     3/31/2008        13,608
4/30/2008        14,235     4/30/2008       15,776     4/30/2008        13,507
5/31/2008        14,420     5/31/2008       16,033     5/31/2008        13,399
6/30/2008        13,204     6/30/2008       15,471     6/30/2008        13,400
7/31/2008        13,093     7/31/2008       15,179     7/31/2008        13,426
8/31/2008        13,283     8/31/2008       15,118     8/31/2008        13,522
9/30/2008        12,099     9/30/2008       14,056     9/30/2008        13,241
10/31/2008       10,066     10/31/2008      12,372     10/31/2008       13,060

Past performance is not predictive of future performance.


                  --------------------------------------------
                  NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
                        AVERAGE ANNUAL TOTAL RETURNS(a)

                                              SINCE
                         1 YEAR   5 YEARS   INCEPTION*

                        -23.44%    2.79%      3.33%
                  --------------------------------------------

*     Initial public offering of shares was May 1, 2002.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2008 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% OF NET ASSETS)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Large-Cap Funds                                            37.5%
Sector Funds                                               16.9%
International Funds                                        14.7%
Mid-Cap Funds                                              10.8%
Small-Cap Funds                                             7.6%
Cash Equivalents                                           12.5%


TOP TEN LONG-TERM HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                 % OF NET ASSETS
-----------------------------------------------      ---------------
American Funds Growth Fund of America - Class A             7.8%
iShares Dow Jones U.S. Energy Sector Index                  5.4%
Marsico 21st Century                                        5.1%
iShares S&P MidCap 400 Value Index                          4.6%
Amana Trust Income                                          4.1%
Fidelity Capital Appreciation                               4.0%
iShares MSCI Emerging Markets Index                         3.8%
iShares S&P 500 Growth Index                                3.7%
Vanguard 500 Index - Investor Shares                        3.6%
iShares S&P SmallCap 600 Value Index                        3.3%

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2008 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% OF NET ASSETS)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Sector Funds                                               16.9%
Government Bond Funds                                      16.0%
Large-Cap Funds                                            14.3%
International Funds                                         9.7%
Worldwide Bond Funds                                        7.7%
Corporate Bond Funds                                        6.5%
High Quality Bond Funds                                     5.4%
Mid-Cap Funds                                               4.7%
Small-Cap Funds                                             4.2%
High Yield Bond Funds                                       2.6%
Convertible Bond Funds                                      2.0%
Cash Equivalents                                           10.0%


TOP TEN LONG-TERM HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                 % OF NET ASSETS
-----------------------------------------------      ---------------
American Century Target Maturites Trust
   Series 2015 - Investor Class                            12.6%
Loomis Sayles Bond - Institutional Class                    6.5%
Templeton Global Bond - Class A                             6.0%
First Eagle Global - Class A                                5.9%
iShares S&P 500 Index                                       5.2%
iShares Dow Jones U.S. Energy Sector Index                  4.4%
Dodge & Cox Income                                          3.9%
S&P MidCap 400 Depositary Receipts                          3.9%
American Funds AMCAP - Class A                              3.5%
Fidelity Select Utilities Growth                            3.5%

NEW CENTURY OPPORTUNISTIC PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2008 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% OF NET ASSETS)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Sector Funds                                               44.5%
Large-Cap Funds                                            28.6%
Mid-Cap Funds                                               9.2%
Small-Cap Funds                                             7.6%
Cash Equivalents                                           10.1%


TOP TEN LONG-TERM HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                 % OF NET ASSETS
-----------------------------------------------      ---------------
iShares S&P 500 Growth Index                               17.6%
S&P MidCap 400 Depositary Receipts                          9.2%
iShares S&P 500 Value Index                                 7.7%
Technology Select Sector SPDR                               6.7%
iShares S&P GSSI Natural Resources Index                    6.3%
iShares S&P SmallCap 600 Growth Index                       5.5%
Biotech HOLDRs Trust                                        5.2%
iShares MSCI Emerging Markets Index                         5.2%
iShares Lehman 7-10 Year Treasury Bond                      3.7%
iShares Dow Jones U.S. Energy Sector Index                  3.3%

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2008 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% OF NET ASSETS)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Europe Funds                                               25.8%
Diversified Funds                                          21.8%
Americas Funds                                             21.4%
Asia/Pacific Funds                                         14.3%
Emerging Markets Funds                                      4.4%
Cash Equivalents                                           12.3%


TOP TEN LONG-TERM HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                 % OF NET ASSETS
-----------------------------------------------      ---------------
Fidelity Canada                                             6.0%
PowerShares DB U.S. Dollar Index Bullish                    5.6%
iShares MSCI Germany Index                                  5.5%
iShares MSCI United Kingdom Index                           4.3%
iShares S&P Latin America 40 Index                          4.2%
Vanguard European ETF                                       4.1%
iShares MSCI EAFE Index                                     4.0%
iShares S&P Global Energy Sector Index                      3.8%
iShares FTSE/Xinhua China 25 Index                          3.7%
iShares MSCI Switzerland Index                              3.5%

NEWCENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2008 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% OF NET ASSETS)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Long/Short Equity Funds                                    17.2%
Merger Arbitrage Funds                                     14.8%
Global Macro Funds                                         13.7%
Asset Allocation Funds                                     12.4%
Natural Resources Funds                                     7.6%
High Yield/Fixed Income Funds                               7.1%
Option Hedged Funds                                         6.0%
Real Estate Funds                                           5.0%
Deep Value/Distressed Securities Funds                      4.7%
Convertible Arbitrage Funds                                 4.1%
Structured Notes                                            1.7%
Cash Equivalents                                            5.7%


TOP TEN LONG-TERM HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                 % OF NET ASSETS
-----------------------------------------------      ---------------
First Eagle Global - Class A                                5.1%
Hussman Strategic Growth                                    4.7%
Merger                                                      4.7%
Gateway - Class A                                           4.5%
Calamos Market Neutral - A Shares                           4.1%
Diamond Hill Long-Short - Class I                           3.6%
Gabelli ABC                                                 3.6%
Arbitrage - Class R                                         3.4%
FPA Crescent                                                3.3%
Ivy Asset Strategy - Class A                                3.2%

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008
=======================================================================================
INVESTMENT COMPANIES -- 87.5%                                     SHARES       VALUE
---------------------------------------------------------------------------------------
LARGE-CAP FUNDS -- 37.5%
   Amana Trust Income ....................................       143,906   $  3,458,072
   American Funds AMCAP - Class A ........................       154,520      1,987,132
   American Funds Growth Fund of America - Class A .......       294,589      6,548,715
   Fidelity Capital Appreciation .........................       200,094      3,337,563
   iShares Russell 1000 Growth Index (a) .................           235          9,412
   iShares Russell 1000 Value Index (a) ..................        28,800      1,527,552
   iShares S&P 500 Growth Index (a) ......................        64,900      3,076,909
   iShares S&P 500 Index (a) .............................        17,350      1,689,716
   iShares S&P 500 Value Index (a) .......................        51,500      2,558,005
   Marsico 21st Century (b) ..............................       404,207      4,320,968
   Vanguard 500 Index - Investor Shares ..................        33,703      3,011,035
                                                                           ------------
                                                                             31,525,079
                                                                           ------------
SECTOR FUNDS -- 16.9%
   Biotech HOLDRs Trust (a) ..............................        11,700      2,022,930
   Consumer Staples Select Sector SPDR (a) ...............        62,200      1,502,752
   Fidelity Select Utilities Growth ......................        69,352      2,794,886
   iShares Dow Jones U.S. Energy Sector Index (a) ........       148,200      4,502,316
   iShares Dow Jones U.S. Transportation Average Index (a)         7,500        523,350
   iShares S&P GSSI Natural Resources Index (a) ..........        31,800        852,240
   PowerShares Dynamic Biotechnology & Genome (a)(b) .....        36,600        519,720
   PowerShares Dynamic Food & Beverage (a) ...............        77,200      1,029,076
   PowerShares Dynamic Pharmaceuticals (a) ...............        33,300        515,151
                                                                           ------------
                                                                             14,262,421
                                                                           ------------
INTERNATIONAL FUNDS -- 14.7%
   Dodge & Cox International Stock .......................        89,411      2,239,755
   First Eagle Global - Class A ..........................        58,958      2,031,110
   iShares MSCI EAFE Growth Index (a) ....................        34,600      1,583,296
   iShares MSCI EAFE Index (a) ...........................        40,200      1,793,724
   iShares MSCI EAFE Value Index (a) .....................        39,000      1,577,160
   iShares MSCI Emerging Markets Index (a) ...............       124,200      3,165,858
                                                                           ------------
                                                                             12,390,903
                                                                           ------------
MID-CAP FUNDS -- 10.8%
   Goldman Sachs Growth Opportunities - Class A (b). .....       170,764      2,552,918
   iShares S&P MidCap 400 Growth Index (a) ...............        18,000      1,056,600
   iShares S&P MidCap 400 Value Index (a) ................        73,000      3,901,120
   Janus Orion ...........................................       116,467        830,407
   S&P MidCap 400 Depositary Receipts (a) ................         7,200        742,680
                                                                           ------------
                                                                              9,083,725
                                                                           ------------
SMALL-CAP FUNDS -- 7.6%
   Buffalo Small Cap (b) .................................        58,258        952,526
   iShares S&P SmallCap 600 Growth Index (a) .............        54,600      2,633,358
   iShares S&P SmallCap 600 Value Index (a) ..............        53,700      2,799,381
                                                                           ------------
                                                                              6,385,265
                                                                           ------------

TOTAL INVESTMENT COMPANIES (Cost $73,349,391) ............                 $ 73,647,393
                                                                           ------------

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008
=======================================================================================
MONEY MARKET FUNDS -- 27.8%                                       SHARES       VALUE
---------------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class,
     2.49% (c) (Cost $23,352,361) ........................    23,352,361   $ 23,352,361
                                                                           ------------

TOTAL INVESTMENTS AT VALUE -- 115.3% (Cost $96,701,752) ..                 $ 96,999,754

LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.3%) .........                  (12,881,195)
                                                                           ------------

TOTAL NET ASSETS -- 100.0% ...............................                 $ 84,118,559
                                                                           ============

(a)   Exchange-traded fund.

(b)   Non-income producing security.

(c) Variable rate security. The rate shown is the effective 7-day yield as of October 31, 2008.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008
=======================================================================================
INVESTMENT COMPANIES -- 90.0%                                     SHARES       VALUE
---------------------------------------------------------------------------------------
SECTOR FUNDS -- 16.9%
   Biotech HOLDRs Trust (a) ..............................         7,600   $  1,314,040
   Consumer Staples Select Sector SPDR (a) ...............        54,000      1,304,640
   Fidelity Select Utilities Growth ......................        53,826      2,169,208
   iShares Dow Jones U.S. Energy Sector Index (a) ........        89,400      2,715,972
   iShares S&P GSSI Natural Resources Index (a) ..........        31,800        852,240
   PowerShares Dynamic Biotechnology & Genome (a)(b) .....        36,900        523,980
   PowerShares Dynamic Food & Beverage (a) ...............        78,000      1,039,740
   PowerShares Dynamic Pharmaceuticals (a) ...............        40,100        620,347
                                                                           ------------
                                                                             10,540,167
                                                                           ------------
GOVERNMENT BOND FUNDS -- 16.0%
   American Century Target Maturities Trust Series 2015 -
      Investor Class .....................................        90,573      7,874,448
   iShares Lehman 3-7 Year Treasury Bond (a) .............         5,000        550,850
   iShares Lehman 7-10 Year Treasury Bond (a) ............         6,700        588,863
   iShares Lehman Aggregate Bond Fund (a) ................        10,000        961,800
                                                                           ------------
                                                                              9,975,961
                                                                           ------------
LARGE-CAP FUNDS -- 14.3%
   American Funds AMCAP - Class A ........................       169,502      2,179,790
   iShares Russell 1000 Growth Index (a) .................        19,600        784,980
   iShares Russell 1000 Value Index (a) ..................        20,300      1,076,712
   iShares S&P 500 Growth Index (a) ......................        17,400        824,934
   iShares S&P 500 Index (a) .............................        33,400      3,252,826
   iShares S&P 500 Value Index (a) .......................        16,600        824,522
                                                                           ------------
                                                                              8,943,764
                                                                           ------------
INTERNATIONAL FUNDS -- 9.7%
   First Eagle Global - Class A ..........................       106,356      3,663,957
   iShares MSCI EAFE Growth Index (a) ....................         8,000        366,080
   iShares MSCI EAFE Index (a) ...........................        36,800      1,642,016
   iShares MSCI EAFE Value Index (a) .....................         9,000        363,960
                                                                           ------------
                                                                              6,036,013
                                                                           ------------
WORLDWIDE BOND FUNDS -- 7.7%
   Loomis Sayles Global Bond - Institutional Class .......        81,384      1,053,922
   Templeton Global Bond - Class A .......................       342,262      3,775,147
                                                                           ------------
                                                                              4,829,069
                                                                           ------------
CORPORATE BOND FUNDS -- 6.5%
   Loomis Sayles Bond - Institutional Class ..............       402,389      4,048,037
                                                                           ------------

HIGH QUALITY BOND FUNDS -- 5.4%
   Calvert Social Investment - Class I ...................        67,719        971,088
   Dodge & Cox Income ....................................       216,687      2,433,393
                                                                           ------------
                                                                              3,404,481
                                                                           ------------
MID-CAP FUNDS -- 4.7%
   iShares S&P MidCap 400 Value Index (a) ................         9,000        480,960
   S&P MidCap 400 Depositary Receipts (a) ................        23,580      2,432,277
                                                                           ------------
                                                                              2,913,237
                                                                           ------------

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008
=======================================================================================
INVESTMENT COMPANIES -- 90.0% (CONTINUED)                         SHARES       VALUE
---------------------------------------------------------------------------------------
SMALL-CAP FUNDS -- 4.2%
   iShares S&P SmallCap 600 Growth Index (a) .............        30,800   $  1,485,484
   iShares S&P SmallCap 600 Value Index (a) ..............        21,300      1,110,369
                                                                           ------------
                                                                              2,595,853
                                                                           ------------
HIGH YIELD BOND FUNDS -- 2.6%
   Loomis Sayles Institutional High Income ...............       276,807      1,602,714
                                                                           ------------

CONVERTIBLE BOND FUNDS -- 2.0%
   Davis Appreciation & Income - Class A .................        74,008      1,269,976
                                                                           ------------

TOTAL INVESTMENT COMPANIES (Cost $60,297,751) ............                 $ 56,159,272
                                                                           ------------

=======================================================================================
MONEY MARKET FUNDS -- 23.2%                                       SHARES       VALUE
---------------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class,
     2.49% (c) (Cost $14,480,535) ........................    14,480,535   $ 14,480,535
                                                                           ------------

TOTAL INVESTMENTS AT VALUE -- 113.2% (Cost $74,778,286) ..                 $ 70,639,807

LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.2%) .........                   (8,216,366)
                                                                           ------------

TOTAL NET ASSETS -- 100.0% ...............................                 $ 62,423,441
                                                                           ============

(a)   Exchange-traded fund.

(b)   Non-income producing security.

(c) Variable rate security. The rate shown is the effective 7-day yield as of October 31, 2008.

See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008
=======================================================================================
INVESTMENT COMPANIES -- 89.9%                                     SHARES       VALUE
---------------------------------------------------------------------------------------
SECTOR FUNDS -- 44.5%
   Biotech HOLDRs Trust (a) ..............................         3,200   $    553,280
   Consumer Staples Select Sector SPDR (a) ...............        12,300        297,168
   iShares Dow Jones U.S. Energy Sector Index (a) ........        11,500        349,370
   iShares Lehman 7-10 Year Treasury Bond (a) ............         4,500        395,505
   iShares MSCI Emerging Markets Index (a) ...............        21,600        550,584
   iShares S&P GSSI Natural Resources Index (a) ..........        24,900        667,320
   PowerShares DB U.S. Dollar Index Bullish (a)(b).. .....        10,000        264,500
   PowerShares Dynamic Biotechnology & Genome (a)(b) .....        21,800        309,560
   PowerShares Dynamic Food & Beverage (a) ...............        23,100        307,923
   PowerShares Dynamic Pharmaceuticals (a) ...............        20,000        309,400
   Technology Select Sector SPDR (a) .....................        42,800        706,200
                                                                           ------------
                                                                              4,710,810
                                                                           ------------
LARGE-CAP FUNDS -- 28.6%
   iShares S&P 500 Growth Index (a) ......................        39,400      1,867,954
   iShares S&P 500 Value Index (a) .......................        16,500        819,555
   Vanguard Growth ETF (a) ...............................         8,000        343,280
                                                                           ------------
                                                                              3,030,789
                                                                           ------------
MID-CAP FUNDS -- 9.2%
   S&P MidCap 400 Depositary Receipts (a) ................         9,402        969,816
                                                                           ------------

SMALL-CAP FUNDS -- 7.6%
   iShares S&P SmallCap 600 Growth Index (a) .............        12,000        578,760
   iShares S&P SmallCap 600 Value Index (a) ..............         4,400        229,372
                                                                           ------------
                                                                                808,132
                                                                           ------------

TOTAL INVESTMENT COMPANIES (Cost $10,390,400) ............                 $  9,519,547
                                                                           ------------

=======================================================================================
MONEY MARKET FUNDS -- 55.5%                                       SHARES       VALUE
---------------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class,
     2.49% (c) (Cost $5,874,669) .........................     5,874,669   $  5,874,669
                                                                           ------------

TOTAL INVESTMENTS AT VALUE -- 145.4% (Cost $16,265,069) ..                 $ 15,394,216

LIABILITIES IN EXCESS OF OTHER ASSETS -- (45.4%) .........                   (4,807,643)
                                                                           ------------

TOTAL NET ASSETS -- 100.0% ...............................                 $ 10,586,573
                                                                           ============

(a)   Exchange-traded fund.

(b)   Non-income producing security.

(c) Variable rate security. The rate shown is the effective 7-day yield as of October 31, 2008.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008
=======================================================================================
INVESTMENT COMPANIES -- 87.7%                                     SHARES       VALUE
---------------------------------------------------------------------------------------
EUROPE FUNDS -- 25.8%
   Franklin Mutual European - Class A ....................        46,829   $    816,236
   iShares MSCI Austria Index (a) ........................        84,200      1,178,800
   iShares MSCI France Index (a) .........................        10,000        205,000
   iShares MSCI Germany Index (a) ........................       227,200      4,198,656
   iShares MSCI Spain Index (a) ..........................        37,200      1,312,416
   iShares MSCI Sweden Index (a) .........................        58,000        882,760
   iShares MSCI Switzerland Index (a) ....................       147,300      2,705,901
   iShares MSCI United Kingdom Index (a) .................       244,146      3,261,791
   Ivy European Opportunities - Class A ..................        99,793      2,039,776
   Vanguard European ETF (a) .............................        74,200      3,095,624
                                                                           ------------
                                                                             19,696,960
                                                                           ------------
DIVERSIFIED FUNDS -- 21.8%
   Dodge & Cox International Stock .......................        53,034      1,328,499
   iShares MSCI EAFE Growth Index (a) ....................        45,500      2,082,080
   iShares MSCI EAFE Index (a) ...........................        67,800      3,025,236
   iShares MSCI EAFE Value Index (a) .....................        51,000      2,062,440
   iShares S&P Global Energy Sector Index Fund (a).. .....        92,400      2,863,476
   iShares S&P Global Infrastructure Index (a) ...........        36,600      1,090,680
   iShares S&P Global Materials Index (a) ................        26,700      1,063,194
   Janus Overseas ........................................        73,156      1,983,989
   Oppenheimer International Small Company - Class A .....        43,726        407,961
   PowerShares International Dividend Achievers (a). .....        63,800        733,700
                                                                           ------------
                                                                             16,641,255
                                                                           ------------
AMERICAS FUNDS -- 21.4%
   Fidelity Canada .......................................       120,129      4,609,344
   iShares MSCI Canada Index (a) .........................       126,000      2,416,680
   iShares MSCI Mexico Index (a) .........................        59,800      1,847,820
   iShares S&P Latin America 40 Index (a) ................       119,000      3,165,400
   PowerShares DB U.S. Dollar Index Bullish (a)(b).. .....       161,300      4,266,385
                                                                           ------------
                                                                             16,305,629
                                                                           ------------
ASIA/PACIFIC FUNDS -- 14.3%
   Fidelity Japan ........................................       194,152      1,755,138
   iShares FTSE/Xinhua China 25 Index (a) ................       111,300      2,800,308
   iShares MSCI Australia Index (a) ......................       138,100      2,070,119
   iShares MSCI Japan Index (a) ..........................       143,800      1,292,762
   iShares MSCI Pacific ex-Japan Index (a) ...............        64,800      1,709,424
   Matthews Pacific Tiger - Class I ......................        87,814      1,258,381
                                                                           ------------
                                                                             10,886,132
                                                                           ------------
EMERGING MARKETS FUNDS -- 4.4%
   iShares MSCI Emerging Markets Index (a) ...............        52,000      1,325,480
   T. Rowe Price Emerging Europe & Mediterranean (b) .....        39,542        489,526
   Vanguard Emerging Markets Stock Index (a) .............        61,000      1,537,810
                                                                           ------------
                                                                              3,352,816
                                                                           ------------

TOTAL INVESTMENT COMPANIEs (Cost $72,003,847) ............                 $ 66,882,792
                                                                           ------------

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008
=======================================================================================
MONEY MARKET FUNDS -- 28.1%                                       SHARES       VALUE
---------------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class,
     2.49% (c) (Cost $21,407,188) ........................    21,407,188   $ 21,407,188
                                                                           ------------

TOTAL INVESTMENTS AT VALUE -- 115.8% (Cost $93,411,035) ..                 $ 88,289,980

LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.8%) .........                  (12,055,632)
                                                                           ------------

TOTAL NET ASSETS -- 100.0% ...............................                 $ 76,234,348
                                                                           ============

(a)   Exchange-traded fund.

(b)   Non-income producing security.

(c) Variable rate security. The rate shown is the effective 7-day yield as of October 31, 2008.


See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008
=======================================================================================
INVESTMENT COMPANIES -- 92.6%                                     SHARES       VALUE
---------------------------------------------------------------------------------------
LONG/SHORT EQUITY FUNDS -- 17.2%
   CGM Focus .............................................        72,682   $  2,211,712
   Diamond Hill Long-Short - Class I .....................       327,163      4,877,999
   Federated Prudent Bear - Class A ......................       324,596      2,544,830
   Hussman Strategic Growth ..............................       421,241      6,482,893
   Schwab Hedged Equity - Select Shares ..................       264,620      3,320,980
   TFS Market Neutral ....................................       139,254      1,845,113
   Vanguard Market Neutral - Investor Shares .............       191,235      2,264,223
                                                                           ------------
                                                                             23,547,750
                                                                           ------------
MERGER ARBITRAGE FUNDS -- 14.8%
   Arbitrage - Class R (b) ...............................       381,932      4,690,121
   Gabelli Enterprises Mergers & Acquisitions - Class A ..       311,991      2,701,845
   Gabelli ABC ...........................................       523,340      4,872,294
   Gabelli Global Deal (c) ...............................       121,774      1,601,328
   Merger ................................................       437,008      6,389,064
                                                                           ------------
                                                                             20,254,652
                                                                           ------------
GLOBAL MACRO FUNDS -- 13.7%
   BlackRock Global Allocation - Class A .................       276,890      4,189,338
   First Eagle Global - Class A ..........................       204,589      7,048,077
   Franklin Mutual Discovery - Class Z ...................       129,465      3,122,694
   Ivy Asset Strategy - Class A ..........................       213,344      4,339,417
                                                                           ------------
                                                                             18,699,526
                                                                           ------------
ASSET ALLOCATION FUNDS -- 12.4%
   Berwyn Income .........................................       174,412      1,808,655
   FPA Crescent - Class I ................................       224,440      4,549,398
   Greenspring ...........................................       104,183      2,059,696
   Leuthold Asset Allocation - Class I ...................       331,712      2,640,425
   Leuthold Core Investment ..............................       186,807      2,409,809
   Oakmark Equity & Income - Class I .....................       153,778      3,566,119
                                                                           ------------
                                                                             17,034,102
                                                                           ------------
NATURAL RESOURCES FUNDS -- 7.6%
   BlackRock Real Asset Equity (c) .......................       105,000        812,700
   Permanent Portfolio ...................................        20,030        617,117
   PIMCO Commodity Real Return Strategy - Class A .. .....       375,399      3,607,580
   PowerShares Water Resources Portfolio (a) .............       153,000      2,128,230
   RS Global Natural Resources - Class A .................        38,551        818,821
   SPDR Gold Trust (a)(b) ................................        18,000      1,284,120
   T. Rowe Price New Era .................................         9,337        319,710
   Vanguard Precious Metals & Minerals - Investor Shares .        59,766        801,467
                                                                           ------------
                                                                             10,389,745
                                                                           ------------
HIGH YIELD/FIXED INCOME FUNDS -- 7.1%
   Eaton Vance National Municipal - Class I ..............       274,922      2,339,584
   Fidelity Capital & Income .............................       407,405      2,493,319
   Nuveen Multi-Strategy Income & Growth 2 (c) ...........       230,000      1,150,000
   Oppenheimer International Bond - Class A ..............       246,541      1,365,839
   Principal High Yield - Class A ........................       131,225        797,848
   Western Asset Emerging Markets Debt (c) ...............       143,600      1,619,808
                                                                           ------------
                                                                              9,766,398
                                                                           ------------

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008
=======================================================================================
INVESTMENT COMPANIES -- 92.6% (CONTINUED)                         SHARES       VALUE
---------------------------------------------------------------------------------------
OPTION HEDGED FUNDS -- 6.0%
   Eaton Vance Tax-Managed Diversified Equity Income (c) .        80,000   $    952,000
   Gateway - Class A .....................................       249,770      6,211,769
   Nuveen Equity Premium Income (c) ......................        88,000      1,073,600
                                                                           ------------
                                                                              8,237,369
                                                                           ------------
REAL ESTATE FUNDS -- 5.0%
   Cohen & Steers International Realty - Class I .........        74,665        665,264
   DWS RREEF World Real Estate & Tactical Strategies (c) .        57,051        341,736
   ING Global Real Estate - Class I ......................       111,508      1,401,650
   JPMorgan U.S. Real Estate - Class A ...................       170,348      1,984,551
   Third Avenue Real Estate Value ........................       150,465      2,439,043
                                                                           ------------
                                                                              6,832,244
                                                                           ------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 4.7%
   Fairholme .............................................       135,727      3,300,870
   Franklin Mutual Beacon - Class Z ......................       170,558      1,644,183
   Third Avenue Value ....................................        43,667      1,534,883
                                                                           ------------
                                                                              6,479,936
                                                                           ------------
CONVERTIBLE ARBITRAGE FUNDS -- 4.1%
   Calamos Market Neutral Income - A Shares ..............       511,604      5,612,294
                                                                           ------------

TOTAL INVESTMENT COMPANIES (Cost $148,124,415) ...........                 $126,854,016
                                                                           ------------

=======================================================================================
STRUCTURED NOTES -- 1.7%                                 PAR VALUE/UNITS       VALUE
---------------------------------------------------------------------------------------
   Credit Suisse, Callable Yield Note, 14%, due 04/30/2009   $ 1,500,000   $    963,300
   Deutsche Bank, Buffered Underlying Security Linked Note,
     due 09/28/2009 ......................................       700,000        486,990
   Morgan Stanley & Co., Inc., Bear Market Plus Note,
     due 11/20/2008 (d)...................................        60,000        796,800
                                                                            -----------

TOTAL STRUCTURED NOTES (Cost $2,800,000) .................                 $  2,247,090
                                                                           ------------

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008
=======================================================================================
MONEY MARKET FUNDS -- 5.9%                                        SHARES       VALUE
---------------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class,
     2.49% (e) (Cost $8,133,570) .........................     8,133,570   $  8,133,570
                                                                           ------------

TOTAL INVESTMENTS AT VALUE -- 100.2% (Cost $159,057,985) .                 $137,234,676

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) ..........                     (236,100)
                                                                           ------------

TOTAL NET ASSETS -- 100.0% ...............................                 $136,998,576
                                                                           ============

(a)   Exchange-traded fund.

(b)   Non-income producing security.

(c)   Closed-end fund.

(d)   $10.00 face value per unit.

(e) Variable rate security. The rate shown is the effective 7-day yield as of October 31, 2008.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2008
================================================================================================================================
                                                                                                                    NEW CENTURY
                                                NEW CENTURY      NEW CENTURY      NEW CENTURY      NEW CENTURY      ALTERNATIVE
                                                  CAPITAL         BALANCED       OPPORTUNISTIC    INTERNATIONAL     STRATEGIES
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities:
    At acquisition cost ....................   $  96,701,752    $  74,778,286    $  16,265,069    $  93,411,035    $ 159,057,985
                                               =============    =============    =============    =============    =============
    At value (Note 1A) .....................   $  96,999,754    $  70,639,807    $  15,394,216    $  88,289,980    $ 137,234,676
  Dividends and interest receivable ........          22,204           14,491            5,051           28,883           59,991
  Receivable for investment securities sold        5,509,167        2,603,431               --        2,560,809               --
  Receivable for capital shares sold .......           1,492            2,225                6           17,326           57,143
  Other assets .............................           5,792            4,266              740            6,000            7,547
                                               -------------    -------------    -------------    -------------    -------------
    TOTAL ASSETS ...........................     102,538,409       73,264,220       15,400,013       90,902,998      137,359,357
                                               -------------    -------------    -------------    -------------    -------------

LIABILITIES
  Payable to Advisor (Note 2) ..............          74,156           56,023            4,606           70,947           92,160
  Payable to Distributor (Note 3) ..........          14,441           12,928            1,513           12,857           12,718
  Payable for investment
    securities purchased ...................      18,316,065       10,761,315        4,773,837       14,531,699          189,927
  Payable for capital shares redeemed ......           2,000            1,350           26,530           19,940           49,041
  Other accrued expenses and liabilities ...          13,188            9,163            6,954           33,207           16,935
                                               -------------    -------------    -------------    -------------    -------------
    TOTAL LIABILITIES ......................      18,419,850       10,840,779        4,813,440       14,668,650          360,781
                                               -------------    -------------    -------------    -------------    -------------

NET ASSETS .................................   $  84,118,559    $  62,423,441    $  10,586,573    $  76,234,348    $ 136,998,576
                                               =============    =============    =============    =============    =============

Net assets consist of:
  Paid-in capital ..........................   $  93,792,689    $  70,493,595    $  13,846,337    $  88,972,054    $ 158,948,027
  Undistributed net investment income ......         191,871          281,588              325          289,020        1,308,842
  Accumulated net realized losses
    on investments .........................     (10,164,003)      (4,213,263)      (2,389,236)      (7,905,671)      (1,434,984)
  Net unrealized appreciation (depreciation)
    on investments .........................         298,002       (4,138,479)        (870,853)      (5,121,055)     (21,823,309)
                                               -------------    -------------    -------------    -------------    -------------
Net assets .................................   $  84,118,559    $  62,423,441    $  10,586,573    $  76,234,348    $ 136,998,576
                                               =============    =============    =============    =============    =============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ............................       7,154,795        5,921,666        1,495,649        7,561,263       13,510,231
                                               =============    =============    =============    =============    =============

Net asset value, offering price and
  redemption price per share (a) ...........   $       11.76    $       10.54    $        7.08    $       10.08    $       10.14
                                               =============    =============    =============    =============    =============

(a) Redemption price may differ from the net asset value per share depending upon the length of time held (Note 1B).

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2008
==========================================================================================================================
                                                                                                              NEW CENTURY
                                              NEW CENTURY     NEW CENTURY     NEW CENTURY     NEW CENTURY     ALTERNATIVE
                                                CAPITAL        BALANCED      OPPORTUNISTIC   INTERNATIONAL    STRATEGIES
                                               PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends ...............................   $  1,667,532    $  2,570,444    $    131,559    $  3,669,623    $  3,417,568
  Interest ................................             --              --              --              --         106,129
                                              ------------    ------------    ------------    ------------    ------------
    Total income ..........................      1,667,532       2,570,444         131,559       3,669,623       3,523,697
                                              ------------    ------------    ------------    ------------    ------------

EXPENSES
  Investment advisory fees (Note 2) .......      1,163,448         834,819         146,200       1,179,953       1,073,937
  Distribution costs (Note 3) .............        211,564         161,708          32,483         213,137         144,634
  Accounting fees .........................         42,216          38,313          31,497          42,495          44,342
  Administration fees (Note 2).. ..........         33,187          24,730           9,436          33,573          38,215
  Legal and audit fees ....................         26,857          18,995           4,421          28,091          31,338
  Transfer agent fees .....................         21,071          21,000          21,000          21,000          21,726
  Custody and bank service fees. ..........         22,911          15,169           4,662          21,634          28,293
  Trustees' fees and expenses (Note 2) ....         19,383          13,302           2,372          19,715          23,832
  Insurance expense .......................         10,141           6,853           1,068           9,665          10,040
  Postage and supplies ....................          8,207           4,901           2,734           6,462           6,887
  Other expenses ..........................          8,983           7,554           5,022          10,059          12,940
                                              ------------    ------------    ------------    ------------    ------------
    Total expenses ........................      1,567,968       1,147,344         260,895       1,585,784       1,436,184
  Less fees waived by the Advisor (Note 2)              --              --         (41,595)             --              --
  Plus previously waived investment
    advisory fees and expense
    reimbursements recouped
    by the Advisor (Note 2) ...............             --              --              --          18,797              --
                                              ------------    ------------    ------------    ------------    ------------
    Net expenses ..........................      1,567,968       1,147,344         219,300       1,604,581       1,436,184
                                              ------------    ------------    ------------    ------------    ------------

NET INVESTMENT INCOME (LOSS) ..............         99,564       1,423,100         (87,741)      2,065,042       2,087,513
                                              ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
  Net realized losses on investments ......    (13,968,157)     (5,827,215)     (2,629,023)    (12,761,412)     (4,079,115)
  Capital gain distributions from regulated
    investment companies ..................      4,895,351       1,970,480         409,448       5,535,179       5,212,537
  Net change in unrealized appreciation
    (depreciation) on investments .........    (47,999,307)    (24,432,963)     (4,068,236)    (66,231,378)    (43,649,109)
                                              ------------    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED
  LOSSES ON INVESTMENTS ...................    (57,072,113)    (28,289,698)     (6,287,811)    (73,457,611)    (42,515,687)
                                              ------------    ------------    ------------    ------------    ------------

NET DECREASE IN NET
  ASSETS FROM OPERATIONS ..................   $(56,972,549)   $(26,866,598)   $ (6,375,552)   $(71,392,569)   $(40,428,174)
                                              ============    ============    ============    ============    ============

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================================
                                                              NEW CENTURY                       NEW CENTURY
                                                           CAPITAL PORTFOLIO                 BALANCED PORTFOLIO
                                                     ------------------------------    ------------------------------
                                                          YEAR            YEAR             YEAR              YEAR
                                                         ENDED           ENDED            ENDED             ENDED
                                                       OCTOBER 31,     OCTOBER 31,      OCTOBER 31,       OCTOBER 31,
                                                          2008            2007             2008              2007
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) ...................   $      99,564    $    (429,610)   $   1,423,100    $   1,101,913
  Net realized gains (losses) from
    security transactions ........................     (13,968,157)       6,828,808       (5,827,215)       3,862,192
  Capital gain distributions from regulated
    investment companies .........................       4,895,351        3,213,012        1,970,480        1,512,727
  Net change in unrealized appreciation
    (depreciation) on investments ................     (47,999,307)      14,826,015      (24,432,963)       3,805,605
                                                     -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  from operations ................................     (56,972,549)      24,438,225      (26,866,598)      10,282,437
                                                     -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income (Note 1E) ...........        (998,890)              --       (1,727,951)      (1,085,845)
  From net realized gains on security
    transactions (Note 1E) .......................      (5,981,681)              --       (4,963,213)              --
                                                     -------------    -------------    -------------    -------------
Decrease in net assets from
  distributions to shareholders ..................      (6,980,571)              --       (6,691,164)      (1,085,845)
                                                     -------------    -------------    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ......................       5,466,809        5,930,937        1,980,783        2,918,012
  Proceeds from redemption
    fees collected (Note 1B) .....................              93               29               43               56
  Net asset value of shares issued in reinvestment
    of distributions to shareholders .............       6,680,167               --        6,441,127        1,045,536
  Payments for shares redeemed ...................      (8,303,148)     (10,029,342)      (7,492,684)      (3,907,332)
                                                     -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
  capital share transactions .....................       3,843,921       (4,098,376)         929,269           56,272
                                                     -------------    -------------    -------------    -------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS ..................................     (60,109,199)      20,339,849      (32,628,493)       9,252,864

NET ASSETS
  Beginning of year ..............................     144,227,758      123,887,909       95,051,934       85,799,070
                                                     -------------    -------------    -------------    -------------
  End of year ....................................   $  84,118,559    $ 144,227,758    $  62,423,441    $  95,051,934
                                                     =============    =============    =============    =============

UNDISTRIBUTED NET
  INVESTMENT INCOME ..............................   $     191,871    $          --    $     281,588    $     334,483
                                                     =============    =============    =============    =============

CAPITAL SHARE ACTIVITY
  Sold ...........................................         345,411          313,592          144,570          189,069
  Reinvested .....................................         359,535               --          444,216           70,406
  Redeemed .......................................        (525,669)        (527,053)        (561,016)        (253,201)
                                                     -------------    -------------    -------------    -------------
  Net increase (decrease) in shares outstanding ..         179,277         (213,461)          27,770            6,274
  Shares outstanding, beginning of year ..........       6,975,518        7,188,979        5,893,896        5,887,622
                                                     -------------    -------------    -------------    -------------
  Shares outstanding, end of year ................       7,154,795        6,975,518        5,921,666        5,893,896
                                                     =============    =============    =============    =============

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================================
                                                               NEW CENTURY                      NEW CENTURY
                                                         OPPORTUNISTIC PORTFOLIO          INTERNATIONAL PORTFOLIO
                                                     ------------------------------    ------------------------------
                                                          YEAR            YEAR             YEAR              YEAR
                                                         ENDED           ENDED            ENDED             ENDED
                                                       OCTOBER 31,     OCTOBER 31,      OCTOBER 31,       OCTOBER 31,
                                                          2008            2007             2008              2007
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) ...................   $     (87,741)   $     (64,268)   $   2,065,042    $     134,961
  Net realized gains (losses) from
    security transactions ........................      (2,629,023)         766,321      (12,761,412)       2,068,729
  Capital gain distributions from regulated
    investment companies .........................         409,448           38,924        5,535,179        2,227,454
  Net change in unrealized appreciation
    (depreciation) on investments ................      (4,068,236)       2,126,149      (66,231,378)      35,884,958
                                                     -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  from operations ................................      (6,375,552)       2,867,126      (71,392,569)      40,316,102
                                                     -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income (Note 1E) ...........         (65,157)              --       (2,455,459)        (383,067)
  From net realized gains on security
    transactions (Note 1E) .......................        (464,131)              --       (3,446,048)      (4,023,814)
                                                     -------------    -------------    -------------    -------------
Decrease in net assets from
  distributions to shareholders ..................        (529,288)              --       (5,901,507)      (4,406,881)
                                                     -------------    -------------    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ......................       2,921,340        1,357,331       15,672,710       13,917,872
  Proceeds from redemption
    fees collected (Note 1B) .....................              29               --            1,655              201
  Net asset value of shares issued in reinvestment
    of distributions to shareholders .............         529,288               --        4,112,509        3,515,727
  Payments for shares redeemed ...................        (894,407)      (1,238,154)     (13,674,851)      (8,871,897)
                                                     -------------    -------------    -------------    -------------
Net increase in net assets from capital
  share transactions .............................       2,556,250          119,177        6,112,023        8,561,903
                                                     -------------    -------------    -------------    -------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS ..................................      (4,348,590)       2,986,303      (71,182,053)      44,471,124

NET ASSETS
  Beginning of year ..............................      14,935,163       11,948,860      147,416,401      102,945,277
                                                     -------------    -------------    -------------    -------------
  End of year ....................................   $  10,586,573    $  14,935,163    $  76,234,348    $ 147,416,401
                                                     =============    =============    =============    =============

UNDISTRIBUTED NET
  INVESTMENT INCOME ..............................   $         325    $          --    $     289,020    $          --
                                                     =============    =============    =============    =============

CAPITAL SHARE ACTIVITY
  Sold ...........................................         281,392          125,648          968,648          822,999
  Reinvested .....................................          48,470               --          231,040          223,363
  Redeemed .......................................        (102,198)        (122,107)        (985,571)        (537,029)
                                                     -------------    -------------    -------------    -------------
  Net increase in shares outstanding .............         227,664            3,541          214,117          509,333
  Shares outstanding, beginning of year ..........       1,267,985        1,264,444        7,347,146        6,837,813
                                                     -------------    -------------    -------------    -------------
  Shares outstanding, end of year ................       1,495,649        1,267,985        7,561,263        7,347,146
                                                     =============    =============    =============    =============

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================================
                                                                            NEW CENTURY ALTERNATIVE
                                                                              STRATEGIES PORTFOLIO
                                                                         ------------------------------
                                                                              YEAR            YEAR
                                                                             ENDED           ENDED
                                                                           OCTOBER 31,     OCTOBER 31,
                                                                              2008            2007
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .............................................   $   2,087,513    $   1,200,031
   Net realized gains (losses) from security transactions ............      (4,079,115)         744,343
   Capital gain distributions from regulated investment companies ....       5,212,537        3,137,271
   Net change in unrealized appreciation (depreciation) on investments     (43,649,109)       7,720,895
                                                                         -------------    -------------
Net increase (decrease) in net assets from operations ................     (40,428,174)      12,802,540
                                                                         -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income (Note 1E) ..............................      (3,290,139)      (2,420,775)
   From net realized gains on security transactions (Note 1E) ........      (2,850,232)      (2,247,380)
                                                                         -------------    -------------
Decrease in net assets from distributions to shareholders ............      (6,140,371)      (4,668,155)
                                                                         -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .........................................      66,371,741       25,078,251
   Proceeds from redemption fees collected (Note 1B) .................          20,136               29
   Net asset value of shares issued in reinvestment of
      distributions to shareholders ..................................       6,072,156        4,619,812
   Payments for shares redeemed ......................................     (17,013,854)      (7,526,721)
                                                                         -------------    -------------
Net increase in net assets from capital share transactions.. .........      55,450,179       22,171,371
                                                                         -------------    -------------

TOTAL INCREASE IN NET ASSETS .........................................       8,881,634       30,305,756

NET ASSETS
   Beginning of year .................................................     128,116,942       97,811,186
                                                                         -------------    -------------
   End of year .......................................................   $ 136,998,576    $ 128,116,942
                                                                         =============    =============

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................   $   1,308,842    $     (45,582)
                                                                         =============    =============

CAPITAL SHARE ACTIVITY
   Sold ..............................................................       5,294,506        1,895,144
   Reinvested ........................................................         469,255          362,623
   Redeemed ..........................................................      (1,450,613)        (568,214)
                                                                         -------------    -------------
   Net increase in shares outstanding ................................       4,313,148        1,689,553
   Shares outstanding, beginning of year .............................       9,197,083        7,507,530
                                                                         -------------    -------------
   Shares outstanding, end of year ...................................      13,510,231        9,197,083
                                                                         =============    =============

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
==========================================================================================================================
                                           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------------
                                                                          YEARS ENDED OCTOBER 31,
                                                --------------------------------------------------------------------------
                                                   2008             2007             2006           2005           2004
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year ........   $    20.68       $    17.23       $    15.04     $    13.38     $    12.36
                                                ----------       ----------       ----------     ----------     ----------

  Income (loss) from investment operations:
    Net investment income (loss) ............         0.02            (0.06)           (0.08)         (0.09)         (0.12)
    Net realized and unrealized gains
      (losses) on investments ...............        (7.94)            3.51             2.27           1.75           1.14
                                                ----------       ----------       ----------     ----------     ----------
  Total from investment operations ..........        (7.92)            3.45             2.19           1.66           1.02
                                                ----------       ----------       ----------     ----------     ----------

  Less distributions:
    Distributions from net
      investment income .....................        (0.14)              --               --             --             --
    Distributions from net realized gains ...        (0.86)              --               --             --             --
                                                ----------       ----------       ----------     ----------     ----------
  Total distributions .......................        (1.00)              --               --             --             --
                                                ----------       ----------       ----------     ----------     ----------

  Proceeds from redemption fees collected ...         0.00(a)          0.00(a)            --             --             --
                                                ----------       ----------       ----------     ----------     ----------

  Net asset value, end of year ..............   $    11.76       $    20.68       $    17.23     $    15.04     $    13.38
                                                ==========       ==========       ==========     ==========     ==========

TOTAL RETURN (b) ............................      (40.06%)          20.02%           14.56%         12.41%          8.25%
                                                ==========       ==========       ==========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000's) ...........   $   84,119       $  144,228       $  123,888     $  110,578     $  103,260
                                                ==========       ==========       ==========     ==========     ==========

  Ratio of expenses to average net assets (c)        1.29%            1.25%            1.27%          1.35%          1.41%

  Ratio of net investment income (loss)
    to average net assets (d) ...............        0.08%           (0.32%)          (0.47%)        (0.57%)        (0.91%)

  Portfolio turnover ........................          27%              21%              12%            13%            48%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the years covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(d) Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
==========================================================================================================================
                                           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------------
                                                                          YEARS ENDED OCTOBER 31,
                                                --------------------------------------------------------------------------
                                                   2008             2007             2006           2005           2004
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year ........   $    16.13       $    14.57       $    13.15     $    12.30     $    11.52
                                                ----------       ----------       ----------     ----------     ----------

  Income (loss) from investment operations:
    Net investment income ...................         0.25             0.19             0.17           0.15           0.11
    Net realized and unrealized gains
      (losses) on investments ...............        (4.69)            1.56             1.44           0.89           0.78
                                                ----------       ----------       ----------     ----------     ----------
  Total from investment operations ..........        (4.44)            1.75             1.61           1.04           0.89
                                                ----------       ----------       ----------     ----------     ----------

  Less distributions:
    Distributions from net
      investment income .....................        (0.30)           (0.19)           (0.19)         (0.19)         (0.11)
    Distributions from net realized gains ...        (0.85)              --               --             --             --
                                                ----------       ----------       ----------     ----------     ----------
  Total distributions .......................        (1.15)           (0.19)           (0.19)         (0.19)         (0.11)
                                                ----------       ----------       ----------     ----------     ----------

  Proceeds from redemption fees collected ...         0.00(a)          0.00(a)            --             --             --
                                                ----------       ----------       ----------     ----------     ----------

  Net asset value, end of year ..............   $    10.54       $    16.13       $    14.57     $    13.15     $    12.30
                                                ==========       ==========       ==========     ==========     ==========

TOTAL RETURN (b) ............................      (29.46%)          12.09%           12.37%          8.51%          7.75%
                                                ==========       ==========       ==========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000's) ...........   $   62,423       $   95,052       $   85,799     $   77,128     $   74,327
                                                ==========       ==========       ==========     ==========     ==========

  Ratio of expenses to average net assets (d)        1.38%            1.35%            1.38%          1.38%          1.42%(c)

  Ratio of net investment income
    to average net assets (e) ...............        1.71%            1.21%            1.20%          1.12%          0.88%(c)

  Portfolio turnover ........................          22%              28%              22%            21%            44%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the years covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.41% and the ratio of net investment income to average net assets would have been 0.89% for the year ended October 31, 2004 (Note 2).

(d) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
FINANCIAL HIGHLIGHTS
==========================================================================================================================
                                           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------------
                                                                          YEARS ENDED OCTOBER 31,
                                                --------------------------------------------------------------------------
                                                   2008             2007             2006           2005           2004
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year ........   $    11.78       $     9.45       $     8.72     $     7.30     $     6.95
                                                ----------       ----------       ----------     ----------     ----------

  Income (loss) from investment operations:
    Net investment loss .....................        (0.05)           (0.05)           (0.08)         (0.06)         (0.07)
    Net realized and unrealized gains
      (losses) on investments ...............        (4.26)            2.38             0.81           1.48           0.42
                                                ----------       ----------       ----------     ----------     ----------
  Total from investment operations ..........        (4.31)            2.33             0.73           1.42           0.35
                                                ----------       ----------       ----------     ----------     ----------

  Less distributions:
    Distributions from net
      investment income .....................        (0.05)              --               --             --             --
    Distributions from net realized gains ...        (0.34)              --               --             --             --
                                                ----------       ----------       ----------     ----------     ----------
  Total distributions .......................        (0.39)              --               --             --             --
                                                ----------       ----------       ----------     ----------     ----------

  Proceeds from redemption fees collected ...         0.00(a)            --               --             --             --
                                                ----------       ----------       ----------     ----------     ----------

  Net asset value, end of year ..............   $     7.08       $    11.78       $     9.45     $     8.72     $     7.30
                                                ==========       ==========       ==========     ==========     ==========

TOTAL RETURN (b) ............................      (37.74%)          24.66%            8.37%         19.45%          5.04%
                                                ==========       ==========       ==========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000's) ...........   $   10,587       $   14,935       $   11,949     $    6,891     $    5,512
                                                ==========       ==========       ==========     ==========     ==========

  Ratios of expenses to average net assets:
    Before expense reimbursement
      and waived fees (c) ...................        1.79%            1.88%            2.00%          2.56%          2.71%
    After expense reimbursement
      and waived fees (c) ...................        1.50%            1.50%            1.50%          1.50%          1.50%

  Ratios of net investment loss to
    average net assets:
    Before expense reimbursement
      and waived fees (d) ...................       (0.89%)          (0.88%)          (1.39%)        (1.80%)        (2.27%)
    After expense reimbursement
      and waived fees (d) ...................       (0.60%)          (0.50%)          (0.89%)        (0.74%)        (1.06%)

  Portfolio turnover ........................          56%              47%              49%            19%            68%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the years covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(d) Recognition of net investment loss by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
==========================================================================================================================
                                           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------------
                                                                          YEARS ENDED OCTOBER 31,
                                                --------------------------------------------------------------------------
                                                   2008             2007             2006           2005           2004
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year ........   $    20.06       $    15.06       $    12.12     $    10.07     $     8.68
                                                ----------       ----------       ----------     ----------     ----------

  Income (loss) from investment operations:
    Net investment income (loss) ............         0.28             0.03            (0.06)         (0.06)         (0.05)
    Net realized and unrealized gains
       (losses) on investments ..............        (9.47)            5.61             3.12           2.42           1.44
                                                ----------       ----------       ----------     ----------     ----------
  Total from investment operations ..........        (9.19)            5.64             3.06           2.36           1.39
                                                ----------       ----------       ----------     ----------     ----------

  Less distributions:
    Distributions from net
      investment income .....................        (0.33)           (0.06)              --             --             --
    Distributions from net realized gains ...        (0.46)           (0.58)           (0.12)         (0.31)            --
                                                ----------       ----------       ----------     ----------     ----------
  Total distributions .......................        (0.79)           (0.64)           (0.12)         (0.31)            --
                                                ----------       ----------       ----------     ----------     ----------

  Proceeds from redemption fees collected ...         0.00(a)          0.00(a)          0.00(a)        0.00(a)          --
                                                ----------       ----------       ----------     ----------     ----------

  Net asset value, end of year ..............   $    10.08       $    20.06       $    15.06     $    12.12     $    10.07
                                                ==========       ==========       ==========     ==========     ==========

TOTAL RETURN (b) ............................      (47.52%)          38.62%           25.35%         23.70%         16.01%
                                                ==========       ==========       ==========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000's) ...........   $   76,234       $  147,416       $  102,945     $   45,014     $   24,449
                                                ==========       ==========       ==========     ==========     ==========

  Ratios of expenses to average net assets:
    Before expense reimbursement
      and waived fees (c) ...................        1.29%            1.35%            1.50%          1.55%          1.74%
    After expense reimbursement
      and waived fees (c) ...................        1.29%(e)         1.35%(e)    1.50% (e)           1.50%          1.50%

  Ratios of net investment income (loss) to
    average net assets:
    Before expense reimbursement
      and waived fees (d) ...................        1.66%            0.11%           (0.46%)        (0.72%)        (0.88%)
    After expense reimbursement
      and waived fees (d) ...................        1.66%(e)         0.11%(e)        (0.46%)(e)     (0.67%)        (0.64%)

  Portfolio turnover ........................          34%              10%              22%             3%            45%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the years covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(d) Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(e) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratios of expenses to average net assets would have been 1.28%, 1.32% and 1.41% and the ratios of net investment income (loss) to average net assets would have been 1.68%, 0.14% and (0.37%) for the years ended October 31, 2008, 2007 and 2006, respectively (Note 2).

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
FINANCIAL HIGHLIGHTS
==========================================================================================================================
                                           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------------
                                                                          YEARS ENDED OCTOBER 31,
                                                --------------------------------------------------------------------------
                                                   2008             2007             2006           2005           2004
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year ........   $    13.93       $    13.03       $    11.99     $    11.46     $    10.67
                                                ----------       ----------       ----------     ----------     ----------

  Income (loss) from investment operations:
    Net investment income ...................         0.27             0.18             0.21           0.15           0.14
    Net realized and unrealized gains
      (losses) on investments ...............        (3.39)            1.34             1.23           0.87           0.83
                                                ----------       ----------       ----------     ----------     ----------
  Total from investment operations ..........        (3.12)            1.52             1.44           1.02           0.97
                                                ----------       ----------       ----------     ----------     ----------

  Less distributions:
    Distributions from net
      investment income .....................        (0.36)           (0.32)           (0.33)         (0.24)         (0.18)
    Distributions from net realized gains ...        (0.31)           (0.30)           (0.07)         (0.25)            --
                                                ----------       ----------       ----------     ----------     ----------
  Total distributions .......................        (0.67)           (0.62)           (0.40)         (0.49)         (0.18)
                                                ----------       ----------       ----------     ----------     ----------

  Proceeds from redemption fees collected ...         0.00(a)          0.00(a)            --           0.00(a)          --
                                                ----------       ----------       ----------     ----------     ----------

  Net asset value, end of year ..............   $    10.14       $    13.93       $    13.03     $    11.99     $    11.46
                                                ==========       ==========       ==========     ==========     ==========

TOTAL RETURN (b) ............................      (23.44%)          12.09%           12.32%          9.12%          9.12%
                                                ==========       ==========       ==========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000's) ...........   $  136,999       $  128,117       $   97,811     $   76,560     $   51,635
                                                ==========       ==========       ==========     ==========     ==========

  Ratios of expenses to average net assets (c)       1.00%            1.06%            1.08%          1.06%          1.12%

  Ratios of net investment income
    to average net assets (d) ...............        1.46%            1.07%            1.43%          1.06%          1.04%

  Portfolio turnover ........................          17%               8%              12%            11%            11%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the years covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(d) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2008
================================================================================

(1)   SIGNIFICANT ACCOUNTING POLICIES

New Century Portfolios ("New Century") is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of five series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the "Portfolios"). New
Century Capital Portfolio and New Century Balanced Portfolio commenced operations on January 31, 1989. New Century Opportunistic Portfolio and New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

Weston Financial Group, Inc. (the "Advisor"), a wholly-owned subsidiary of The Washington Trust Company, serves as the investment advisor to each Portfolio. Weston Securities Corporation (the "Distributor"), a wholly-owned subsidiary of Washington Trust Bancorp, Inc., serves as the distributor and principal underwriter to each Portfolio.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), fixed income securities (domestic and foreign), or in a composite of such securities. This Portfolio maintains at least 25% of its assets in fixed income securities by selecting registered investment companies that invest in such securities.

The investment objective of New Century Opportunistic Portfolio is to provide capital growth, without regard to current income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign), fixed income securities that seek appreciation such as high-yield, lower rated debt securities (domestic or foreign), or other securities that are selected by those investment companies to achieve growth.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2008
================================================================================

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.    INVESTMENT VALUATION
      --------------------

Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. The Portfolios may also invest in closed-end investment companies, exchange traded funds, and to a certain extent, directly in securities. Investments in closed-end investment companies, exchange traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at their fair value as determined in good faith by the Advisor under the procedures established by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2008
================================================================================

B.    SHARE VALUATION
      ---------------

The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share, except that shares of each Portfolio are subject to a redemption fee of 2% if redeemed within 30 days of the date of purchase. No redemption fee is imposed on the exchange of shares among the various Portfolios of the Trust, the redemption of shares representing reinvested dividends or capital gain distributions, or on amounts representing capital appreciation of shares. During the years ended October 31, 2008 and 2007, proceeds from redemption fees totaled $93 and $29, respectively, for New Century Capital Portfolio, $43 and $56, respectively, for New Century Balanced Portfolio, $29 and $0, respectively, for New Century Opportunistic Portfolio, $1,655 and $201, respectively, for New Century International Portfolio and $20,136 and $29, respectively, for New Century Alternative Strategies Portfolio. Any redemption fees are credited to paid-in capital of the applicable Portfolio.

C.    INVESTMENT TRANSACTIONS
      -----------------------

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

D.    INCOME RECOGNITION
      ------------------

Interest, if any, is accrued on portfolio investments daily. Dividend income and capital gain distributions are recorded on the ex-dividend date or as soon as the information is available if after the ex-date.

E.    DISTRIBUTIONS TO SHAREHOLDERS
      -----------------------------

Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually to shareholders of New Century Capital, New Century Opportunistic and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the years ended October 31, 2008 and 2007 was as follows:

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2008
================================================================================

--------------------------------------------------------------------------------------------
                                                  ORDINARY        LONG-TERM        TOTAL
     YEAR ENDED                                    INCOME       CAPITAL GAINS  DISTRIBUTIONS
--------------------------------------------------------------------------------------------
NEW CENTURY CAPITAL PORTFOLIO
  October 31, 2008 .........................    $    998,890    $  5,981,681    $  6,980,571
  October 31, 2007 .........................    $         --    $         --    $         --
NEW CENTURY BALANCED PORTFOLIO
  October 31, 2008 .........................    $  1,727,951    $  4,963,213    $  6,691,164
  October 31, 2007 .........................    $  1,085,845    $         --    $  1,085,845
NEW CENTURY OPPORTUNISTIC PORTFOLIO
  October 31, 2008 .........................    $     65,157    $    464,131    $    529,288
  October 31, 2007 .........................    $         --    $         --    $         --
NEW CENTURY INTERNATIONAL PORTFOLIO
  October 31, 2008 .........................    $  2,455,459    $  3,446,048    $  5,901,507
  October 31, 2007 .........................    $    383,067    $  4,023,814    $  4,406,881
NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
  October 31, 2008 .........................    $  3,290,139    $  2,850,232    $  6,140,371
  October 31, 2007 .........................    $  2,646,336    $  2,021,819    $  4,668,155
--------------------------------------------------------------------------------------------

The differences between the book and tax basis of distributions for the years ended October 31, 2008 and 2007 are permanent in nature and are primarily due to differing treatments of net short-term gains.

F.    COST OF OPERATIONS
      ------------------

The Portfolios bear all costs of their operations other than expenses specifically assumed by the Advisor. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

G.    USE OF ESTIMATES
      ----------------

In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)   INVESTMENT ADVISORY FEES, ADMINISTRATIVE AGREEMENT AND TRUSTEES' FEES

Each Portfolio has a separate Investment Advisory Agreement with the Advisor. Investment advisory fees for each Portfolio are computed daily and paid monthly. The investment advisory fees for each Portfolio, except for New Century Alternative Strategies Portfolio, are computed at an annualized rate of 1% on the first $100 million of average daily net assets and .75% of average daily net assets exceeding that amount.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2008
================================================================================

The investment advisory fees for New Century Alternative Strategies Portfolio, however, are computed at an annualized rate of .75% of average daily net assets. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the Portfolios combined.

The Advisor has contractually agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of the Portfolios. The total expenses do not include a Portfolio's proportionate share of expenses of the underlying investment companies in which such Portfolio invests. This contractual fee waiver is in place until October 31, 2009. Accordingly, for the year ended October 31, 2008, the Advisor waived $41,595 of advisory fees for New Century Opportunistic Portfolio. No waiver was necessary for New Century Capital, New Century Balanced, New Century International or New Century Alternative Strategies Portfolios.

Any advisory fees waived and/or any other operating expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Portfolio to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Portfolio's current total operating expenses for such fiscal year does not exceed the applicable existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Advisor incurred the expense. During the year ended October 31, 2008, the Advisor received $18,797 in recouped fees from New Century International Portfolio. During the year ended October 31, 2008, the Advisor did not recoup any fees waived or other operating expenses absorbed from New Century Opportunistic Portfolio. The Advisor has recouped all fees waived and expenses reimbursed for New Century Balanced Portfolio and New Century Alternative Strategies Portfolio. No fees have been waived or reimbursed for New Century Capital Portfolio.

As of October 31, 2008, the amounts available for reimbursement that have been paid and/or waived by the Advisor on behalf of New Century Opportunistic Portfolio are $146,312. As of October 31, 2008, the Advisor may recapture a portion of such amounts no later than the dates as stated below:

--------------------------------------------------------------------------------
                                         OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                            2009         2010         2011
--------------------------------------------------------------------------------
New Century Opportunistic Portfolio...   $  56,057    $  48,660    $  41,595
--------------------------------------------------------------------------------

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2008
================================================================================

Fees paid by the Portfolios pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly based on actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

The Portfolios pay each Trustee who is not affiliated with the Advisor a $15,000 annual retainer, paid quarterly, and a per meeting fee of $2,500. The Portfolios will also pay each Trustee who is not affiliated with the Advisor a $2,500 special meeting fee if held independent of a regularly scheduled board meeting. Trustees who are affiliated with the Advisor do not receive compensation.

(3)   DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolios have adopted a Distribution Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to the Distributor for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the year ended  October 31,  2008,  the  Distributor  received  $211,564,
$161,708,  $32,483,  $213,137 and $144,634 from New Century  Capital,  Balanced,
Opportunistic, International and Alternative Strategies Portfolios, respectively, pursuant to the Plan. As described below, these net amounts were offset by the sales commissions and other compensation received by the Distributor.

During the year ended October 31, 2008, the Distributor also received sales commissions and other compensation of $96,259, $50,430, $3,410, $102,624 and $219,912 in connection with the purchase of investment company shares by New Century Capital, Balanced, Opportunistic, International and Alternative Strategies Portfolios, respectively. The Distributor has voluntarily agreed to reduce payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation.

Certain officers and Trustees of New Century are also officers and/or directors of the Advisor and the Distributor.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2008
================================================================================

(4)   INVESTMENT TRANSACTIONS

For the year ended October 31, 2008, the cost of purchases and the proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    NEW
                                                    NEW             NEW             NEW             NEW           CENTURY
                                                  CENTURY         CENTURY         CENTURY         CENTURY       ALTERNATIVE
                                                  CAPITAL        BALANCED      OPPORTUNISTIC   INTERNATIONAL     STRATEGIES
                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Purchase of investment securities ..........    $ 31,729,732    $ 18,310,928    $  9,121,512    $ 41,917,439    $ 74,276,421
Proceeds from sales of investment securities    $ 38,967,256    $ 24,588,654    $  7,557,165    $ 40,075,504    $ 22,951,712
----------------------------------------------------------------------------------------------------------------------------

(5)   TAX MATTERS

It is each Portfolio's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

For the year ended October 31, 2008, the following reclassifications were made as a result of permanent differences between the financial statement and income tax reporting requirements:

--------------------------------------------------------------------------------
                                                                    DECREASE IN
                                                    INCREASE IN     ACCUMULATED
                                                   UNDISTRIBUTED    NET REALIZED
                                                   NET INVESTMENT    LOSSES ON
                                                       INCOME       INVESTMENTS
--------------------------------------------------------------------------------
New Century Capital Portfolio ..................    $ 1,091,197    $(1,091,197)
New Century Balanced Portfolio .................        251,956       (251,956)
New Century Opportunistic Portfolio ............        153,223       (153,223)
New Century International Portfolio ............        679,437       (679,437)
New Century Alternative Strategies Portfolio ...      2,557,050     (2,557,050)
--------------------------------------------------------------------------------

These reclassifications did not change the net assets of the Portfolios.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2008
================================================================================

The tax character of distributable earnings at October 31, 2008 was as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NEW
                                               NEW              NEW              NEW              NEW            CENTURY
                                             CENTURY          CENTURY          CENTURY          CENTURY        ALTERNATIVE
                                             CAPITAL         BALANCED       OPPORTUNISTIC    INTERNATIONAL      STRATEGIES
                                            PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income ........    $    191,871     $    281,588     $        325     $    289,020     $  1,239,164
Unrealized appreciation (depreciation)         298,002       (4,280,605)        (887,296)      (5,121,055)     (21,778,914)
Capital loss carryforwards.. .........     (10,164,003)      (4,071,137)      (2,372,793)      (7,905,671)      (1,409,701)
                                          ------------     ------------     ------------     ------------     ------------
Total accumulated deficit ............    $ (9,674,130)    $ (8,070,154)    $ (3,259,764)    $(12,737,706)    $(21,949,451)
                                          ============     ============     ============     ============     ============
---------------------------------------------------------------------------------------------------------------------------

The following information is based upon the federal income tax cost of investment securities as of October 31, 2008:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           NEW
                                                   NEW               NEW               NEW               NEW             CENTURY
                                                 CENTURY           CENTURY           CENTURY           CENTURY         ALTERNATIVE
                                                 CAPITAL          BALANCED        OPPORTUNISTIC     INTERNATIONAL       STRATEGIES
                                                PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments ........    $  96,701,752     $  74,920,412     $  16,281,512     $  93,411,035     $ 159,013,590
                                              =============     =============     =============     =============     =============
Gross unrealized appreciation ............    $   6,159,527     $   1,975,261     $     348,429     $   4,638,779     $   3,757,312
Gross unrealized depreciation ............       (5,861,525)       (6,255,866)       (1,235,725)       (9,759,834)      (25,536,226)
                                              -------------     -------------     -------------     -------------     -------------
Net unrealized appreciation (depreciation)    $     298,002     $  (4,280,605)    $    (887,296)    $  (5,121,055)    $ (21,778,914)
                                              =============     =============     =============     =============     =============
------------------------------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Balanced, Opportunistic and Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. For New Century Alternative Strategies Portfolio, the difference between tax basis undistributed ordinary income and undistributed net investment income is due to the requirement to accrue income on certain structured notes for tax purposes.

As of October 31, 2008, the Portfolios had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

--------------------------------------------------------------------------------------------------
                                                                                           NEW
                              NEW             NEW            NEW            NEW          CENTURY
                            CENTURY         CENTURY        CENTURY        CENTURY      ALTERNATIVE
                            CAPITAL        BALANCED     OPPORTUNISTIC  INTERNATIONAL    STRATEGIES
EXPIRES OCTOBER 31,        PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------
2016 ..................   $10,164,003     $4,071,137     $2,372,793     $7,905,671     $1,409,701
--------------------------------------------------------------------------------------------------

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2008
================================================================================

The Financial Accounting Standards Board's ("FASB") Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. As required by FIN?48, management has analyzed the Funds' tax positions taken on Federal income tax returns for all open tax years (tax years ended October 31, 2005 through October 31, 2008) and has concluded that no provision for income tax is required in these financial statements.

(6)   CONTINGENCIES AND COMMITMENTS

New Century indemnifies its officers and Trustees for certain liabilities that might arise from the performance of their duties to the Portfolios. Additionally, in the normal course of business, New Century, on behalf of its Portfolios, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, New Century expects the risk of loss to be remote.

(7)   NEW ACCOUNTING PRONOUNCEMENT

FASB's Statement of Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, each Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statements of Changes in Net Assets for a fiscal period.

NEW CENTURY PORTFOLIOS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of New Century Portfolios

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio, each a series of shares of beneficial interest of New Century Portfolios, as of October 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio as of October 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                    /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                        BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
December 23, 2008

NEW CENTURY PORTFOLIOS
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
================================================================================

Overall responsibility for management of New Century rests with the Board of Trustees. The Trustees serve during the lifetime of New Century and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of New Century to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Trustee and officer of New Century:

                                                                                                     NUMBER OF
                                                                                                     PORTFOLIOS IN     OTHER
NAME,                                           POSITION(S)                                          FUND COMPLEX      DIRECTORSHIPS
ADDRESS                       LENGTH OF         HELD WITH        PRINCIPAL OCCUPATION(S)             OVERSEEN          HELD BY
AND AGE                       TIME SERVED       NEW CENTURY      DURING PAST 5 YEARSBY               TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
*Douglas A. Biggar            Since 1988        Trustee          Managing Director,                     5              None
40 William Street,                                               Weston Financial Group, Inc.;
Suite 100                                                        Vice President of Weston
Wellesley, MA 02481                                              Securities Corporation.
(age 61)
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Stanley H. Cooper, Esq.       Since 2008        Chairman         Attorney in private practice.          5              None
One Ashford Lane              Since 1988        Trustee
Andover, MA 01810
(age 61)
------------------------------------------------------------------------------------------------------------------------------------
Roger Eastman, CPA            Since 1989        Trustee          Retired; Formerly, the Executive       5              None
10682 Gulfshore Drive C-103                                      Vice President and Chief Operating
Naples, FL 34108                                                 Officer, Danvers Savings Bank
(age 78)                                                         (from 3/97 to 12/03).
------------------------------------------------------------------------------------------------------------------------------------
Michael A. Diorio, CPA        Since 1988        Trustee          Executive Director, Milford            5              Director,
11 Calvin Drive                                                  Housing Authority (since 10/04);                      Milford
Milford, MA 01757                                                Town Accountant, Town of                              National
(age 63)                                                         Canton, MA (from 3/01 to 10/04).                      Bank & Trust
                                                                                                                       since 1996
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
Wayne M. Grzecki              Since 1996        President        President and Director Weston
40 William Street,                                               Financial Group, Inc.; President
Suite 100                                                        and Director of Weston Securities
Wellesley, MA 02481                                              Corporation.
(age 57)
------------------------------------------------------------------------------------------------------------------------------------
Ronald A. Sugameli            Since 1997        Vice             Managing Director,
40 William Street,                              President        Weston Financial Group, Inc.;
Suite 100                                                        Vice President of
Wellesley, MA 02481                                              Weston Securities Corporation.
(age 56)
------------------------------------------------------------------------------------------------------------------------------------

NEW CENTURY PORTFOLIOS
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
(CONTINUED)
================================================================================

NAME,                                           POSITION(S)
ADDRESS                       LENGTH OF         HELD WITH         PRINCIPAL OCCUPATION(S)
AND AGE                       TIME SERVED       NEW CENTURY       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
Nicole M. Tremblay, Esq.      Since 2002        CFO, Treasurer,   Vice President, Chief Compliance
40 William Street,                              Chief             Officer, Weston Financial Group,
Suite 100                                       Compliance        Inc.; Vice President, Chief Compliance
Wellesley, MA 02481                             Officer and       Officer, and General Securities Principal
(age 34)                                        Secretary         of Weston Securities Corporation.
------------------------------------------------------------------------------------------------------------

* Douglas A. Biggar is considered to be an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended. Mr. Biggar is an interested person because he is an officer of the Advisor and Distributor.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-888-639-0102.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Portfolios during the year ended October 31, 2008. During the year ended October 31, 2008, New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio paid long-term capital gains distributions of $5,981,681, $4,963,213, $464,131, $3,446,048 and
$2,850,232, respectively. For the year ended October 31, 2008, certain dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio intend to designate up to a maximum of $998,890,
$1,727,951,  $65,157,  $2,455,459 and  $3,290,139,  respectively,  as taxed at a maximum rate of 15%. As required by federal regulations, complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other expenses. The following examples are intended to help you understand ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the tables below are based on an investment of $1,000 made at the beginning of the period shown (May 1, 2008) and held for the entire period (October 31, 2008).

The table below illustrates each Portfolio's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Portfolio's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Portfolios. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolios under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Portfolios' costs with those of other mutual funds. It assumes that each Portfolio had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolios' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Portfolios do not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares of the Portfolios held for less than 30 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. In addition, the calculations do not reflect the Portfolios' proportionate shares of expenses of the underlying investment companies in which the Portfolios invest.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

More information about the Portfolios' expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Portfolios' prospectus.

NEW CENTURY CAPITAL PORTFOLIO
-----------------------------------------------------------------------------------
                                     Beginning         Ending
                                   Account Value    Account Value     Expenses Paid
                                    May 1, 2008   October 31, 2008   During Period*
-----------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00        $  664.00           $5.54
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00        $1,018.55           $6.72
-----------------------------------------------------------------------------------

* Expenses are equal to the New Century Capital Portfolio's annualized expense ratio of 1.32% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NEW CENTURY BALANCED PORTFOLIO
-----------------------------------------------------------------------------------
                                     Beginning         Ending
                                   Account Value    Account Value     Expenses Paid
                                    May 1, 2008   October 31, 2008   During Period*
-----------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00        $  742.30           $6.15
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00        $1,018.15           $7.12
-----------------------------------------------------------------------------------

* Expenses are equal to the New Century Balanced Portfolio's annualized expense ratio of 1.40% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NEW CENTURY OPPORTUNISTIC PORTFOLIO
-----------------------------------------------------------------------------------
                                     Beginning         Ending
                                   Account Value    Account Value     Expenses Paid
                                    May 1, 2008   October 31, 2008   During Period*
-----------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00        $  675.60           $6.34
Based on Hypothetical 5% Return
      (before expenses)              $1,000.00        $1,017.64           $7.63
-----------------------------------------------------------------------------------

* Expenses are equal to the New Century Opportunistic Portfolio's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

NEW CENTURY INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------------------------
                                     Beginning         Ending
                                   Account Value    Account Value     Expenses Paid
                                    May 1, 2008   October 31, 2008   During Period*
-----------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00        $  588.80           $5.01
Based on Hypothetical 5% Return
      (before expenses)              $1,000.00        $1,018.90           $6.36
-----------------------------------------------------------------------------------

* Expenses are equal to the New Century International Portfolio's annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
-----------------------------------------------------------------------------------
                                     Beginning         Ending
                                   Account Value    Account Value     Expenses Paid
                                    May 1, 2008   October 31, 2008   During Period*
-----------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00        $  784.20           $4.32
Based on Hypothetical 5% Return
      (before expenses)              $1,000.00        $1,020.37           $4.89
-----------------------------------------------------------------------------------

* Expenses are equal to the New Century Alternative Strategies Portfolio's annualized expense ratio of 0.96% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NEW CENTURY PORTFOLIOS
TRUSTEES APPROVAL OF INVESTMENT
ADVISORY AGREEMENTS (UNAUDITED)
================================================================================

Weston Financial Group, Inc. ("Weston") serves as the investment adviser to each Portfolio of the Trust. At a regularly scheduled meeting held on September 4, 2008, the Board of Trustees (the "Board") of the Trust, approved the continuance of the investment advisory agreements (collectively, the "Advisory Agreements") for an additional one-year period through October 31, 2009 on behalf of each of the Capital, Balanced, Opportunistic, International and Alternative Strategies Portfolio and Weston. These approvals by the Board were unanimous, and therefore included a majority of those trustees who are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended, and by a majority of the entire Board.

In reaching this decision, the Board took into consideration information furnished to them throughout the year, as well as information prepared for their review of the Agreements at the September 4, 2008, including legal advice of independent counsel. The materials provided in advance of the meeting included:
(i) a memorandum prepared by independent counsel setting forth the Board's fiduciary duties, responsibilities and the factors they should consider in their evaluation of the renewal of the Advisory Agreements; (ii) information on the background and experience of each Portfolio Manager; (iii) a copy of the Advisory Agreements; and (iv) performance information comparing each Portfolio to its relevant benchmark index.

After considering the information reviewed at the meeting, the Board decided to approve the renewal of the Advisory Agreements for a one-year period commencing November 1, 2008 based upon their evaluation of: (i) the long-term relationship between Weston and the Trust; (ii) Weston's commitment to compliance; (iii) the nature, extent and quality of the services provided; (iv) the performance of each Portfolio; and (v) the costs of the services provided and the profitability of each entity from its relationship with the Portfolios.

In evaluating the various factors noted above, the Trustees gave different weight to different items. In general, the Trustees determined it would be most significant that the proposed Advisory Agreements would assure a continuity of relationships to service each of the Portfolios. Further, the Trustees believe a long-term relationship with a capable, conscientious advisor and personnel is in the best interest of shareholders and such shareholders have benefited from such continuity and Weston's strong commitment to compliance. The Trustees noted specifically that management has been extremely responsive to any issues raised by the Board. The Trustees also expressed their pleasure with the strong relationship that has developed between the Board and the Trust's Chief Compliance Officer. In addition, in evaluating the nature, quality and extent of the services provided by Weston to the Portfolios in the past and the services that are expected to continue in the future, the Trustees considered that Weston is a quality firm with a reputation for integrity and honesty. The Board also considered biographical information about each Portfolio's manager, the administrative services performed by Weston, financial information regarding Weston, the commitment to compliance, and the financial support Weston provides to the Portfolios.

NEW CENTURY PORTFOLIOS
TRUSTEES APPROVAL OF INVESTMENT
ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
================================================================================

Furthermore, the Board noted this was the third year since the change in control of Weston, whereby it became a wholly-owned subsidiary of The Washington Trust Company, concluding that the change had been beneficial to the Portfolios and their shareholders. The Trustees also considered the terms and conditions of the existing Advisory Agreements that were being renewed, noting that the terms and conditions were the same, including the provision for advisory fees.

The Board reviewed information on the performance of each Portfolio for various time periods along with performance information of a relevant securities index or indexes. They also reviewed information provided by Morningstar, Inc. on each Portfolio's risk-adjusted performance. In general, the Board noted that the Portfolios had been performing competitively in the industry and were pleased with their results, including their Morningstar ratings. The Board expressed their satisfaction with the experience and performance of the two portfolio managers. They also noted Weston's prudent investment management style.

The Board considered the investment advisory fees paid by each Portfolio directly and in comparison to the fees paid by a peer group of funds within the industry. The peer groups consist of similar funds with the same investment style and Morningstar Category and similar asset size as each Portfolio. The Board was advised that the investment advisory fees charged by the Portfolios were within an acceptable range based on the average of the investment advisory fees charged by other, similar funds within the industry. It was noted that the Capital, Balanced, Opportunistic and International Portfolios do offer a breakpoint for assets in excess of $100 million that could lower the investment advisory fees as assets grow. The Board also discussed Weston's expense limitation agreements with each Portfolio. Pursuant to these expense limitation agreements, Weston has agreed to waive fees and/or reimburse certain other expenses so that the ratio of total operating expenses of each Portfolio was limited to 1.50% of such Portfolio's average net assets. The Board concluded the investment advisory fees charged were fair and reasonable. The Trustees also noted that the breakpoints and expense limitation agreements demonstrated Weston's commitment to the Trust and its shareholders.

The Board also reviewed the average total expense ratios of similar equity mutual funds within the industry. They discussed the mutual funds' fixed expenses, such as the use of outside service providers for transfer agency and fund accounting. It was also noted that, as a fund-of-funds complex, the Trust had a different expense ratio structure than most other funds within the industry.

The Board considered the extent to which economies of scale would be realized as the Portfolios grow and whether fee levels reflect these economies of scale for the benefit of investors. The Board noted Weston's representation that certain Portfolio expenses are relatively fixed and unrelated to asset size and that Weston may enjoy some economies of scale as a Portfolio's assets grow. In considering whether fee levels reflect economies of scale for the benefit of shareholders, the Board reviewed each Portfolio's asset size, breakpoints for those Portfolios, the Portfolios' total and net expense ratios and the expense caps in place, and concluded that they reasonably reflect appropriate recognition of any economies of scale.

NEW CENTURY PORTFOLIOS
TRUSTEES APPROVAL OF INVESTMENT
ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
================================================================================

The Board noted that the total fees and expenses of the Portfolios were deemed to be fair and reasonable based on the information provided at the Board Meeting with respect to other funds in the industry.

The Board reviewed and discussed other aspects of Weston, such as the profitability of the investment advisor, the benefits each party received from such a long-term relationship, and the fact that Weston and its affiliates received other compensation from the relationship such as fees as administrator and fees under a distribution (Rule 12b-1) plan. The Board also noted that one of the trustees, Mr. Biggar, was an affiliate of Weston and the Trust's Distributor and would benefit by the continuance of the investment advisory and distribution agreements.

In their deliberations, the Board did not rely upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). These factors were considered not to be relevant in a situation where the Board was determining whether to re-approve the agreements with an existing entity on the same terms and conditions. Such factors would be relevant to considering and approving new investment advisory agreements with other investment advisory entities.

                      This page intentionally left blank.

================================================================================

                      INVESTMENT ADVISOR AND ADMINISTRATOR
                          Weston Financial Group, Inc.
                                  Wellesley, MA

                                   DISTRIBUTOR
                          Weston Securities Corporation
                                  Wellesley, MA

                                     COUNSEL
                             Greenberg Traurig, LLP
                                Philadelphia, PA

                          INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM
                        Briggs, Bunting & Dougherty, LLP
                                Philadelphia, PA

                                 TRANSFER AGENT
                           Ultimus Fund Solutions, LLC
                                 Cincinnati, OH

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                 Cincinnati, OH


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fees, expenses and other pertinent information.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC's website at http://www.sec.gov.

The Portfolios file a complete listing of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available without charge upon request by calling 1-888-639-0102, or on the SEC's website at http://www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or by calling 1-800-SEC-0330.

================================================================================

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Roger Eastman. Mr. Eastman is "independent" for purposes of this Item.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $53,000 and $50,000 with respect to the registrant's fiscal years ended October 31, 2008 and 2007, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $10,000 and $10,000 with respect to the registrant's fiscal years ended October 31, 2008 and 2007, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) During the fiscal years ended October 31, 2008 and 2007, aggregate non-audit fees of $10,000 and $10,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services that were not previously approved to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has a standing nominating committee responsible for the selection and nomination to serve as trustees of the registrant. Although the nominating committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the nominating committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the registrant, in writing, at the following address: 40 William Street, Suite 100, Wellesley, Massachusetts 02481-3902.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Century Portfolios
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Wayne M. Grzecki
                              --------------------------------------------------
                                    Wayne M. Grzecki, President

Date          January 6, 2009
        -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Wayne M. Grzecki
                              --------------------------------------------------
                                    Wayne M. Grzecki, President

Date          January 6, 2009
        -----------------------------

By (Signature and Title)*           /s/ Nicole M. Tremblay
                              --------------------------------------------------
                                    Nicole M. Tremblay, Treasurer

Date          January 6, 2009
        -----------------------------

* Print the name and title of each signing officer under his or her signature.